UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
 INVESTMENT COMPANIES

Investment Company Act file number 811-03395

Franklin Federal Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 4/30

Date of reporting period: 4/30/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Federal
Tax-Free Income Fund
April 30, 2021
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Not FDIC Insured May Lose Value No Bank Guarantee
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Shareholder Letter
Dear Shareholder:
During the 12 months ended April 30, 2021, the novel
coronavirus (COVID-19) pandemic caused the U.S.
economy to contract in 2020’s first half. For the remainder
of 2020, the economy recovered substantially based
on increased business and residential investment and
consumer spending. U.S. economic growth accelerated
during 2021’s first quarter as the reopening of businesses,
widespread COVID-19 vaccinations and federal assistance
programs boosted consumer spending.
Before the reporting period, the U.S. Federal Reserve, in its efforts to support U.S. economic activity, lowered the federal funds rate twice in March 2020 and implemented broad
quantitative easing measures to support credit markets.
During the reporting period, the Federal Reserve held its
key rate unchanged at 0.25%, but it continued quantitative
easing and adjusted its policy in August 2020 to allow more
flexibility to keep interest rates low, while maintaining a 2%
average inflation target.
During the 12-month period, municipal bonds delivered
positive total returns as investors were attracted to tax-free income in a declining interest-rate environment. Factors
contributing to this positive investment environment for
municipals included relatively low inflation, interest-rate
declines and actions by the Federal Reserve to support the
municipal bond market.
Franklin Federal Tax-Free Income Fund’s annual report
includes more detail about municipal bond market conditions
and a discussion from the portfolio managers. In addition, on our website, franklintempleton.com , you can find updated
commentary by our municipal bond experts. Municipal bonds
provide tax-free income and diversification from equities.
Despite periods of volatility, municipal bonds historically have had a solid long-term record of performance, driven mostly
by their compounding tax-free income component. As you
know, all securities markets fluctuate, as do mutual fund
share prices.
As always, we recommend investors consult their financial
professionals to help them make the best decisions for the
long term. In a constantly changing market environment, we
remain committed to our disciplined strategy as we manage
the Fund, keeping in mind the trust you have placed in us.
We appreciate your confidence in us and encourage you
to contact us or your financial professional when you have
questions about your Franklin tax-free investment.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin Federal Tax-Free Income Fund
Ben Barber
Senior Vice President
Director of Municipal Bonds
This letter reflects our analysis and opinions as of April
30, 2021, unless otherwise indicated. The information is
not a complete analysis of every aspect of any market,
state, industry, security or fund. Statements of fact are from sources considered reliable.

franklintempleton.com
Annual Report

Contents
Annual Report
Franklin Federal Tax-Free Income Fund 3
Performance Summary 6
Your Fund’s Expenses 9
Financial Highlights and Statement of Investments 10
Financial Statements 45
Notes to Financial Statements 49
Report of Independent Registered
Public Accounting Firm 57
Tax Information 58
Board Members and Officers 59
Shareholder Information 64
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
ANNUAL REPORT
Franklin Federal Tax-Free Income Fund
This annual report for Franklin Federal Tax-Free Income
Fund covers the fiscal year ended April 30, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal income taxes as is consistent
with prudent investment management and the preservation
of shareholders’ capital by normally investing at least 80% of its total assets in investment-grade municipal securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, increased from $11.60 on April 30, 2020, to $12.31
on April 30, 2021. The Fund’s Class A shares paid dividends
totaling 32.6449 cents per share for the reporting period.
2
The Performance Summary beginning on page 6 shows that
at the end of this reporting period the Fund’s Class A shares’
distribution rate was 2.40% based on an annualization of
April’s 2.5539 cents per share dividend and the maximum
offering price of $12.79 on April 30, 2021. An investor in
the 2021 maximum federal personal income tax bracket
of 37.00% (plus 3.80% Medicare tax) would need to earn
a distribution rate of 4.05% from a taxable investment to
match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Municipal Bond Market Overview
Over the past 12 months ended April 30, 2021, the
novel coronavirus (COVID-19) pandemic has reshaped
economies across the world as some countries shut down
large portions of their economies through social distancing
mandates that contained, in some instances, stay-at-home
orders. Beginning in March 2020, financial markets entered
a period of extreme stress where even historically liquid
assets, including U.S. Treasuries (USTs), saw profound
dislocations expanding bid/ask spreads to historic highs.
In the U.S., gross domestic product had its largest single-
quarter contraction in history as it fell 31.4% in the second quarter of 2020. Starting in April 2020, fixed income market sectors—including municipal (muni) bonds—began the slow
process of recovery following swift policy responses from
both monetary and fiscal authorities.
Through the summer of 2020, infection rates fell across the
U.S., allowing some states to begin the process of reopening parts of their economies. However, starting in the fall, new cases and hospitalizations increased to all-time highs. The
virus spread to areas in the U.S. that had not seen large
numbers of infections, causing some states to slow or
abandon their reopening plans. This was tempered by the
emergency approval of COVID-19 vaccines from multiple
pharmaceutical manufacturers by the U.S. Food and Drug
Administration in December 2020 with plans to provide
mass inoculations in the first half of 2021. As the vaccination
Credit Quality Composition
*
4/30/21
Ratings
% of Total
Investments
AAA 6.03%
AA 42.77%
A 30.84%
BBB 10.02%
Below Investment Grade 1.18%
Refunded 7.36%
Not Rated 1.80%
Cash & Cash Equivalents 0.00%
**
*
Ratings shown are assigned by one or more Nationally Recognized Statistical Rating
Organizations (NRSRO), such as Standard & Poor's, Moody’s and Fitch. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO's opinion of an issuer's creditworthiness and typically range from AAA (highest) to D (lowest). The Refunded category consists of refunded bonds secured by U.S. government or other high-
quality securities. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. The Not Applicable category consists of third-party ETFs and securities that only have a short-term rating and are not cash equivalents. Cash includes equivalents, which may be rated.
**
Rounds to less than 0.01%.
1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distribu-
tions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
15
.

Franklin Federal Tax-Free Income Fund

franklintempleton.com
Annual Report
program progressed, case rates and hospitalizations
dropped significantly, allowing the resumption of the
reopening process including a return to in-person schooling.
By the end of April 2021, approximately one-third of the U.S.
adult population had been fully immunized.
Valuations in the muni bond market improved starting in April
2020 amid strong technical conditions. After seeing record
outflows in March and April of 2020, funds flowed back
into muni bond retail vehicles creating significant demand
for bonds. These flows outstripped new issuance of tax-
exempt bonds as many issuers turned to the taxable muni
bond market for refundings and new issuance. Ratios of
muni bond yields versus duration-matched USTs improved
from their all-time highs seen in March 2020 throughout
the remainder of 2020 and into 2021. Although these ratios
moved higher in February 2021 as UST yields rose sharply,
they more than recovered in March and April of 2021.
Despite the recovery, the rise in UST yields put pressure on muni bond absolute returns given the longer-duration profile of the sector.
State and local muni bond issuers projected severe budget
deficits for 2020 and going forward as they anticipated
tax receipts and usage fees falling and outlays for social
programs such as health care and unemployment benefits
rising strongly. By the end of 2020, many of these deficit
projection fears proved unfounded as consumer spending
recovered more quickly than anticipated, leading to higher
sales tax collections. A strong U.S. housing market also
provided additional support. In March 2021, the U.S. federal government passed a $1.9 trillion additional fiscal spending bill, providing large one-time cash payments to individuals
and continuation of enhanced unemployment benefits.
Included in this package was $350 billion worth of grants to state and local governments further supporting budgets and
improving the credit profile of the muni sector as a whole.
The Biden administration has also announced additional
spending programs that would partially be paid for with
increased tax rates on wealthy individuals. Although the
final size of the programs had not been decided, we believe
there could be significant implications for the muni market, including additional issuance for infrastructure projects and the potential for increased demand for tax-exempt sources
of income. Another challenge facing the muni market is the
rise of UST rates and increased volatility across fixed income sectors. Historically, muni yields are slow to respond to fast-
rising UST yields and fund flows tend to slow during times of higher volatility.
The Investment Company Institute (ICI) reported net inflows
of approximately $9 billion into muni bond retail vehicles
in April 2021. For the 12-month period, muni bond retail
vehicles had approximately $98.7 billion of net inflows,
according to the ICI.
For the 12-month period, U.S. fixed income sectors broadly
underperformed relative to equities, as measured by the
Standard & Poor’s
®
500 Index, which posted a +45.98%
total return for the period.
3
Investment-grade muni bonds, as
measured by the Bloomberg Barclays Municipal Bond Index,
posted a +7.75% total return, while USTs, as measured
by the Bloomberg Barclays U.S. Treasury Index, posted a
-4.32% total return, and investment-grade corporate bonds,
as measured by the Bloomberg Barclays U.S. Corporate
Bond Index, posted a +4.46% total return.
3
Investment Strategy
We select securities that we believe provide the best balance between risk and return within the Fund’s range of allowable investments and typically use a buy-and-hold strategy. This
means we generally hold securities in the Fund’s portfolio for income purposes, rather than trading securities for capital
gains, although we may sell a security at any time if we
believe it could help the Fund meet its goal.
Manager’s Discussion
Our relative value-oriented approach of investing primarily
for income and preservation of principal, when combined
with a positive-sloping municipal yield curve, in which yields
Portfolio Composition
4/30/21
% of Total
Investments
Transportation 19.21%
Health Care 17.82%
Utilities 14.50%
Special Tax 10.13%
Lease 9.23%
Refunded 7.36%
Local 5.42%
Education 4.81%
Industrial Dev. Revenue and Pollution Control 4.66%
State General Obligation 4.24%
Housing 2.05%
Other Revenue Bonds 0.57%
Cash & Cash Equivalents 0.00%*
*
Rounds to less than 0.01%.
3. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
See www.franklintempletondatasources.com for additional data provider information.

Franklin Federal Tax-Free Income Fund

franklintempleton.com
Annual Report
for longer term bonds are higher than those for shorter-
term bonds, led us to favor longer-term bonds during the
period under review. Consistent with our strategy, we
sought to remain invested in bonds ranging from 20 to 30
years in maturity with good call features. Our relative-value, income-oriented philosophy also led the Fund to invest in
credit driven securities rated A and below as credit spreads widened, which provided both income and performance
during the reporting period. We believe our disciplined
relative value approach can help us achieve high, current,
tax-free income for shareholders.
Thank you for your continued participation in Franklin
Federal Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of April 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of April 30, 2021
Franklin Federal Tax-Free Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/21
Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
1-Year +9.01% +4.92%
5-Year +16.58% +2.33%
10-Year +54.38% +4.04%
Advisor
1-Year +9.27% +9.27%
5-Year +17.63% +3.30%
10-Year +56.60% +4.59%
Share Class
Distribution
Rate

Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield

A 2.40% 4.05% 1.17% 1.98%
Advisor 2.74% 4.63% 1.46% 2.47%
See page 8 for Performance Summary footnotes.

Franklin Federal Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 8 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(5/1/11–4/30/21)
Advisor Class
(5/1/11–4/30/21)

Franklin Federal Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A Performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s April dividend and the maximum offering price (NAV for Advisor Class) per share on 4/30/21.
6. Taxable equivalent distribution rate and yield assume the 2021 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: Morningstar. The Bloomberg Barclays Municipal Bond Index is a market value weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BB- or higher) by at least two of the following agencies: Moody’s, Standard & Poor’s and Fitch.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(5/1/20–4/30/21)
Share Class
Net Investment
Income
A $0.326449
A1 $0.344702
C $0.278055
R6 $0.361155
Advisor $0.356833
Total Annual Operating Expenses
9
Share Class
A 0.77%
Advisor 0.52%

Your Fund’s Expenses
Franklin Federal Tax-Free Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/20
Ending
Account
Value 4/30/21
Expenses
Paid During
Period
11/1/20–4/30/21
1,2
Ending
Account
Value 4/30/21
Expenses
Paid During
Period
11/1/20–4/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,038.30 $3.93 $1,020.94 $3.90 0.78%
A1 $1,000 $1,039.00 $3.18 $1,021.68 $3.15 0.63%
C $1,000 $1,036.20 $5.96 $1,018.94 $5.91 1.18%
R6 $1,000 $1,039.70 $2.47 $1,022.38 $2.45 0.49%
Advisor $1,000 $1,039.50 $2.67 $1,022.18 $2.65 0.53%

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
Year Ended
April 30, 2019
a
2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $11.60 $11.82 $11.62
Income from investment operations
b
:
Net investment income
c
.................................................. 0.33 0.35 0.25
Net realized and unrealized gains (losses) .................................... 0.71 (0.22) 0.19
Total from investment operations ............................................. 1.04 0.13 0.44
Less distributions from:
Net investment income ................................................... (0.33) (0.35) (0.24)
Net asset value, end of year ................................................ $12.31 $11.60 $11.82
Total return
d
............................................................ 9.01% 1.07% 3.87%
Ratios to average net assets
e
Expenses
f
.............................................................. 0.78%
g
0.77% 0.78%
Net investment income .................................................... 2.72% 2.96% 3.45%
Supplemental data
Net assets, end of year (000’s) .............................................. $1,770,979 $1,110,207 $567,500
Portfolio turnover rate ..................................................... 16.18% 20.23% 14.58%
a
For the period September 10, 2018 (effective date) to April 30, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2021 2020 2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.60 $11.82 $11.68 $12.02 $12.48
Income from investment operations
a
:
Net investment income
b
......................... 0.35 0.37 0.42 0.44 0.47
Net realized and unrealized gains (losses) ........... 0.70 (0.22) 0.16 (0.34) (0.47)
Total from investment operations .................... 1.05 0.15 0.58 0.10 —
Less distributions from:
Net investment income .......................... (0.34) (0.37) (0.44) (0.44) (0.46)
Net asset value, end of year ....................... $12.31 $11.60 $11.82 $11.68 $12.02
Total return
c
................................... 9.17% 1.22% 5.06% 0.85% 0.01%
Ratios to average net assets
Expenses ..................................... 0.63%
d,e
0.62%
d
0.63%
d
0.63% 0.62%
Net investment income ........................... 2.89% 3.11% 3.60% 3.66% 3.82%
Supplemental data
Net assets, end of year (000’s) ..................... $6,919,289 $6,833,018 $7,821,881 $8,616,659 $9,342,715
Portfolio turnover rate ............................ 16.18% 20.23% 14.58% 16.46% 13.86%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.59 $11.81 $11.68 $12.01 $12.47
Income from investment operations
a
:
Net investment income
b
......................... 0.29 0.31 0.35 0.37 0.40
Net realized and unrealized gains (losses) ........... 0.70 (0.22) 0.15 (0.32) (0.47)
Total from investment operations .................... 0.99 0.09 0.50 0.05 (0.07)
Less distributions from:
Net investment income .......................... (0.28) (0.31) (0.37) (0.38) (0.39)
Net asset value, end of year ....................... $12.30 $11.59 $11.81 $11.68 $12.01
Total return
c
................................... 8.58% 0.67% 4.39% 0.37% (0.55)%
Ratios to average net assets
Expenses ..................................... 1.18%
d,e
1.17%
d
1.18%
d
1.18% 1.17%
Net investment income ........................... 2.35% 2.56% 3.05% 3.11% 3.27%
Supplemental data
Net assets, end of year (000’s) ..................... $543,196 $657,344 $841,909 $1,220,402 $1,411,391
Portfolio turnover rate ............................ 16.18% 20.23% 14.58% 16.46% 13.86%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
Year Ended
April 30, 2018
a
2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $11.61 $11.83 $11.69 $12.03
Income from investment operations
b
:
Net investment income
c
...................................... 0.37 0.39 0.44 0.34
Net realized and unrealized gains (losses) ........................ 0.70 (0.22) 0.15 (0.38)
Total from investment operations ................................. 1.07 0.17 0.59 (0.04)
Less distributions from:
Net investment income ....................................... (0.36) (0.39) (0.45) (0.30)
Net asset value, end of year .................................... $12.32 $11.61 $11.83 $11.69
Total return
d
................................................ 9.31% 1.37% 5.19% (0.32)%
Ratios to average net assets
e
Expenses
f
.................................................. 0.49%
g
0.49%
g
0.49%
g
0.49%
Net investment income ........................................ 3.00% 3.24% 3.74% 3.80%
Supplemental data
Net assets, end of year (000’s) .................................. $294,727 $196,774 $177,983 $365,406
Portfolio turnover rate ......................................... 16.18% 20.23% 14.58% 16.46%
a
For the period August 1, 2017 (effective date) to April 30, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.61 $11.83 $11.69 $12.03 $12.49
Income from investment operations
a
:
Net investment income
b
......................... 0.36 0.38 0.43 0.45 0.48
Net realized and unrealized gains (losses) ........... 0.71 (0.22) 0.16 (0.33) (0.47)
Total from investment operations .................... 1.07 0.16 0.59 0.12 0.01
Less distributions from:
Net investment income .......................... (0.36) (0.38) (0.45) (0.46) (0.47)
Net asset value, end of year ....................... $12.32 $11.61 $11.83 $11.69 $12.03
Total return .................................... 9.27% 1.33% 5.15% 0.95% 0.11%
Ratios to average net assets
Expenses ..................................... 0.53%
c,d
0.52%
c
0.53%
c
0.53% 0.52%
Net investment income ........................... 2.98% 3.21% 3.70% 3.76% 3.92%
Supplemental data
Net assets, end of year (000’s) ..................... $1,829,553 $1,465,542 $1,210,861 $1,207,490 $1,633,602
Portfolio turnover rate ............................ 16.18% 20.23% 14.58% 16.46% 13.86%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Schedule of Investments, April 30, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a A
Shares
a
Value
A
Management Investment Companies 0.0%
†
Capital Markets 0.0%
†
a
Franklin Liberty Federal Tax-Free Bond ETF ............................... 83,000 $ 2,251,375
Total Management Investment Companies (Cost $2,255,733) .....................
2,251,375
a
Principal
Amount
a a a a a
Municipal Bonds 99.6%
Alabama 1.4%
Alabama Incentives Financing Authority , Revenue , 2012-A , Pre-Refunded , 5% , 9/01/42
$ 14,300,000 15,197,906
Alabama Public Health Care Authority (The) , State of Alabama Department of Public
Health , Revenue , 2015 , Refunding , 5% , 9/01/44 ........................... 17,085,000 19,887,425
b
Black Belt Energy Gas District , Revenue , 2021 A , Refunding , Mandatory Put , 4% ,
12/01/31 ........................................................ 23,000,000 28,531,215
Board of Water & Sewer Commissioners of the City of Mobile , Revenue , 2014 ,
Refunding , 5% , 1/01/36 ............................................. 11,300,000 12,137,877
Chilton County Health Care Authority , Revenue , 2015 A , 5% , 11/01/40 ............
8,425,000 9,611,848
c
County of Mobile , Revenue , 144A, 2020 , 4% , 11/01/45 ....................... 10,000,000 10,357,099
Health Care Authority of the City of Huntsville (The) ,
Obligated Group, Revenue, 2020 B, 4%, 6/01/45 .......................... 3,500,000 4,074,776
Obligated Group, Revenue, 2020 B, AGMC Insured, 3%, 6/01/50 .............. 8,530,000 9,066,115
Limestone County Water & Sewer Authority , Revenue , 2017 , Pre-Refunded , BAM
Insured , 5% , 12/01/45 .............................................. 10,500,000 13,068,406
b
Southeast Energy Authority A Cooperative District , Revenue , 2021 A , Mandatory Put ,
4% , 10/01/28 ..................................................... 13,000,000 15,445,026
University of South Alabama , Revenue , 2019 A , BAM Insured , 5% , 4/01/49 ........
5,000,000 6,156,226
Water Works Board of the City of Birmingham (The) ,
Revenue, 2013 B, Pre-Refunded, 5%, 1/01/43 ............................ 8,000,000 8,649,355
Revenue, 2016 B, Refunding, 5%, 1/01/43 ............................... 10,000,000 12,135,134
164,318,408
Alaska 0.6%
Alaska Industrial Development & Export Authority , Providence St. Joseph Health
Obligated Group , Revenue , 2011 A , 5% , 10/01/40 ......................... 10,000,000 10,175,819
Alaska Municipal Bond Bank Authority ,
Revenue, 2015, Refunding, 5.25%, 10/01/36 ............................. 16,045,000 18,398,717
Revenue, 2015, Refunding, 5%, 10/01/39 ................................ 12,950,000 14,663,527
City of Anchorage , Electric , Revenue, Senior Lien , 2014 A , Pre-Refunded , 5% ,
12/01/41 ........................................................ 8,875,000 10,346,768
State of Alaska , International Airports System , Revenue , 2010 C , 5% , 10/01/33 .....
12,565,000 12,592,792
66,177,623
Arizona 2.5%
Arizona Industrial Development Authority ,
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/45 ....................................................... 2,200,000 2,536,132
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/50 ....................................................... 2,500,000 2,873,065
Arizona State University , Revenue , 2016 C , 5% , 7/01/42 ......................
9,000,000 10,733,678
b
Chandler Industrial Development Authority , Intel Corp. , Revenue , 2019 , Mandatory Put ,
5% , 6/03/24 ...................................................... 15,000,000 17,051,112
City of Lake Havasu City , Wastewater System , Revenue , 2015 B , Refunding , AGMC
Insured , 5% , 7/01/40 ............................................... 15,000,000 17,371,330
City of Mesa , Utility System , Revenue , 2012 , 4% , 7/01/36 .....................
19,000,000 19,651,269
City of Phoenix Civic Improvement Corp. ,
Airport, Revenue, Junior Lien, 2017 D, Refunding, 4%, 7/01/40 ............... 25,000,000 28,547,872
Airport, Revenue, Junior Lien, 2019 B, 5%, 7/01/49 ........................ 16,000,000 19,558,811
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 4%, 7/01/45 .................................................. 14,985,000 16,251,295

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
City of Phoenix Civic Improvement Corp., (continued)
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/32 ........................................................ $ 6,000,000 $ 8,380,112
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/34 ........................................................ 5,000,000 7,162,810
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/35 ........................................................ 9,860,000 14,365,763
Glendale Industrial Development Authority , People of Faith, Inc. Obligated Group ,
Revenue , 2020 A , 5% , 5/15/56 ........................................ 10,000,000 11,171,476
Glendale Municipal Property Corp. , Revenue , 2012 C , Refunding , 5% , 7/01/38 .....
15,500,000 16,537,150
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group, Revenue, 2019 A, 4%, 1/01/44 ............... 25,000,000 28,976,107
Banner Health Obligated Group, Revenue, A, 4%, 1/01/41 ................... 10,000,000 11,394,346
Christian Care Obligated Group, Revenue, 2016 A, Refunding, 5%, 1/01/36 ...... 5,000,000 5,632,027
Maricopa County Pollution Control Corp. , El Paso Electric Co. , Revenue , 2009 A ,
Refunding , 3.6% , 2/01/40 ............................................ 19,500,000 21,584,640
Pinal County Electric District No. 3 , Revenue , 2011 , Pre-Refunded , 5.25% , 7/01/36 ..
10,000,000 10,081,825
University of Arizona (The) , Revenue , 2014 , 5% , 8/01/44 ......................
10,000,000 11,346,247
281,207,067
Arkansas 0.5%
Arkansas Development Finance Authority ,
Baptist Health Obligated Group, Revenue, 2019, 5%, 12/01/47 ................ 3,025,000 3,711,798
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/40 ........................................................ 1,100,000 1,374,265
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/44 ........................................................ 5,000,000 6,184,715
Bentonville School District No. 6 , GO , B , Refunding , 4% , 6/01/47 ................
27,935,000 31,542,249
University of Arkansas ,
Revenue, 2017, 5%, 11/01/47 ........................................ 6,500,000 7,986,799
Revenue, 2019 A, Refunding, 5%, 11/01/49 .............................. 3,000,000 3,733,639
54,533,465
California 5.8%
c
Align Affordable Housing Bond Fund LP , Coronado Springs Tower LLC , Revenue ,
144A, 2020-2 , A , 4% , 9/01/27 ......................................... 17,835,000 18,594,236
c
California Community Housing Agency , Brio Apartments & Next on Lex Apartments ,
Revenue, Senior Lien , 144A, 2021 A1 , 4% , 2/01/56 ........................ 25,000,000 27,771,987
California Infrastructure & Economic Development Bank ,
Academy of Motion Picture Arts and Sciences Obligated Group, Revenue, 2020 B,
Refunding, 5%, 11/01/29 ........................................... 3,000,000 3,930,570
State of California Department of Transportation Seismic Surcharge, Revenue, First
Lien, 2003 A, Pre-Refunded, AMBAC Insured, 5%, 7/01/33 ................. 24,500,000 31,341,674
California State Public Works Board ,
Revenue, 2012 A, AGMC Insured, 5%, 4/01/28 ............................ 13,030,000 13,592,475
Revenue, 2012 A, AGMC Insured, 5%, 4/01/29 ............................ 21,000,000 21,906,522
Revenue, 2012 A, Refunding, 5%, 4/01/30 ............................... 18,000,000 18,768,578
Revenue, 2012 A, Refunding, 5%, 4/01/33 ............................... 12,475,000 13,005,329
Corona-Norco Unified School District ,
GO, C, AGMC Insured, 6.2%, 8/01/29 .................................. 3,250,000 4,323,393
GO, C, Pre-Refunded, AGMC Insured, 6.8%, 8/01/39 ....................... 8,500,000 11,636,164
GO, C, AGMC Insured, Zero Cpn., 8/01/39 ............................... 7,500,000 4,505,223
c
CSCDA Community Improvement Authority , Jefferson Platinum Triangle Apartments ,
Revenue , 144A, 2021 A-1 , 2.875% , 8/01/41 .............................. 3,125,000 3,113,021
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Pre-Refunded, 6%, 1/15/49 ............................ 20,000,000 23,124,606
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/30 .............. 15,475,000 17,971,806

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Foothill-Eastern Transportation Corridor Agency, (continued)
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/42 .......................... $ 20,000,000 $ 24,003,874
Revenue, Senior Lien, 2021 A, Refunding, 4%, 1/15/46 ..................... 25,560,000 30,070,083
Jefferson Union High School District ,
GO, D, Pre-Refunded, Zero Cpn., 8/01/35 ............................... 10,500,000 3,353,101
GO, D, Pre-Refunded, Zero Cpn., 8/01/40 ............................... 10,000,000 2,109,012
GO, D, Pre-Refunded, Zero Cpn., 8/01/41 ............................... 13,590,000 2,635,702
Los Angeles Department of Water & Power , Power System , Revenue , 2013 B , 5% ,
7/01/31 ......................................................... 20,000,000 22,016,112
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 ....................
12,500,000 20,489,141
New Haven Unified School District ,
GO, 2009, AGMC Insured, Zero Cpn., 8/01/31 ............................ 2,055,000 1,696,886
GO, 2009, AGMC Insured, Zero Cpn., 8/01/32 ............................ 7,830,000 6,290,278
GO, 2009, AGMC Insured, Zero Cpn., 8/01/33 ............................ 7,660,000 5,977,651
Oro Grande Elementary School District ,
COP, 2020, Refunding, 4%, 9/15/24 .................................... 2,135,000 2,286,563
COP, 2020, Refunding, 4%, 9/15/25 .................................... 2,120,000 2,303,424
COP, 2020, Refunding, 4%, 9/15/27 .................................... 2,400,000 2,643,914
COP, 2020, Refunding, 4%, 9/15/28 .................................... 2,095,000 2,316,739
Rialto Unified School District , GO , 2011 A , AGMC Insured , Zero Cpn., 8/01/36 ......
20,000,000 13,219,808
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, 2019 A, Refunding, 5%, 5/01/49 ............................... 38,000,000 46,364,378
Revenue, Second Series, 2019 E, 5%, 5/01/50 ............................ 1,500,000 1,829,583
San Joaquin Hills Transportation Corridor Agency ,
Revenue, Senior Lien, 1993, ETM, Zero Cpn., 1/01/23 ...................... 7,000,000 6,979,146
Revenue, Senior Lien, 2014 A, Refunding, 5%, 1/15/34 ..................... 50,000,000 56,584,780
San Jose Unified School District , GO , 2018 E , 4% , 8/01/42 ....................
10,600,000 12,216,985
San Mateo Foster City School District , GO , A , Zero Cpn., 8/01/42 ...............
50,000,000 56,211,195
San Mateo Union High School District ,
GO, 2011 A, Zero Cpn., 9/01/33 ....................................... 6,065,000 6,154,610
GO, 2011 A, Zero Cpn., 9/01/41 ....................................... 20,000,000 23,092,526
Santa Ana Unified School District ,
GO, 2009 B, AGMC Insured, Zero Cpn., 8/01/35 ........................... 10,000,000 7,346,902
GO, 2009 B, AGMC Insured, Zero Cpn., 8/01/36 ........................... 18,865,000 13,437,036
GO, 2009 B, AGMC Insured, Zero Cpn., 8/01/37 ........................... 10,000,000 6,897,651
Santa Monica-Malibu Unified School District , GO , A , 4% , 8/01/44 ...............
9,360,000 10,952,610
State of California ,
GO, 5.9%, 4/01/23 ................................................. 605,000 619,321
GO, 2002, NATL Insured, 5%, 10/01/32 ................................. 20,000 20,074
West Contra Costa Unified School District ,
GO, C-1, Refunding, AGMC Insured, Zero Cpn., 8/01/29 .................... 10,000,000 8,826,766
GO, C-1, Refunding, AGMC Insured, Zero Cpn., 8/01/30 .................... 20,845,000 17,866,606
GO, C-1, Refunding, AGMC Insured, Zero Cpn., 8/01/31 .................... 20,000,000 16,666,238
GO, C-1, Refunding, AGMC Insured, Zero Cpn., 8/01/32 .................... 10,730,000 8,706,833
655,771,112
Colorado 3.0%
City & County of Denver ,
Revenue, 2018 A-1, 5%, 8/01/48 ...................................... 39,690,000 46,965,927
Revenue, 2018 A-2, Zero Cpn., 8/01/35 ................................. 2,000,000 1,281,130
Revenue, 2018 A-2, Zero Cpn., 8/01/36 ................................. 2,500,000 1,527,370
Revenue, 2018 A-2, Zero Cpn., 8/01/37 ................................. 2,455,000 1,430,672
Revenue, 2018 A-2, Zero Cpn., 8/01/38 ................................. 2,000,000 1,113,483
Airport System, Revenue, 1992-C, NATL Insured, ETM, 6.125%, 11/15/25 ....... 3,590,000 4,354,986
Airport System, Revenue, 1992-C, NATL Insured, 6.125%, 11/15/25 ............ 4,410,000 4,421,520
Airport System, Revenue, 2013 B, 5.25%, 11/15/33 ........................ 16,405,000 18,317,610

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
City & County of Denver, (continued)
Airport System, Revenue, 2018 A, Refunding, 5%, 12/01/38 .................. $ 12,000,000 $ 14,844,611
Airport System, Revenue, 2018 A, Refunding, 5%, 12/01/43 .................. 11,000,000 13,469,256
Airport System, Revenue, 2018 A, Refunding, 5%, 12/01/48 .................. 10,000,000 12,170,927
Airport System, Revenue, 2018 A, Refunding, 5.25%, 12/01/48 ............... 26,000,000 32,100,814
Colorado Health Facilities Authority ,
Adventist Health System/Sunbelt Obligated Group, Revenue, 2016 A, Refunding, 5%,
11/15/41 ....................................................... 30,505,000 35,737,096
Adventist Health System/Sunbelt Obligated Group, Revenue, 2018 A, 5%, 11/15/48 12,000,000 14,607,055
Adventist Health System/Sunbelt Obligated Group, Revenue, 2019 A, Refunding, 4%,
11/15/43 ....................................................... 30,000,000 35,111,109
Children's Hospital Colorado Obligated Group, Revenue, 2016 A, 5%, 12/01/41 ... 5,000,000 5,784,843
Children's Hospital Colorado Obligated Group, Revenue, 2016 A, 5%, 12/01/44 ... 10,200,000 11,756,735
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/44 17,700,000 21,813,333
Covenant Living Communities and Services Obligated Group, Revenue, 2020 A,
Refunding, 4%, 12/01/50 ........................................... 4,930,000 5,496,069
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020 A, 4%, 9/01/45 ... 1,000,000 1,131,643
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020 A, 4%, 9/01/50 ... 3,000,000 3,371,170
Sisters of Charity of Leavenworth Health System, Inc. Obligated Group, Revenue,
2019 B, Refunding, 4%, 1/01/40 ..................................... 10,000,000 11,810,408
Eagle River Water and Sanitation District , Revenue , 2020 A , AGMC Insured , 4% ,
12/01/45 ........................................................ 1,250,000 1,465,629
Park Creek Metropolitan District , Revenue, Senior Lien , 2018 A , 5% , 12/01/46 ......
2,875,000 3,493,810
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............
20,000,000 31,016,228
Regional Transportation District ,
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/39 ........ 1,000,000 1,306,150
Sales Tax, Revenue, 2012 A, Pre-Refunded, 5%, 11/01/32 ................... 10,000,000 10,722,377
346,621,961
Connecticut 0.1%
Connecticut State Health & Educational Facilities Authority ,
Hartford HealthCare Obligated Group, Revenue, 2020 A, 4%, 7/01/37 .......... 3,000,000 3,457,539
Hartford HealthCare Obligated Group, Revenue, 2020 A, 4%, 7/01/39 .......... 5,750,000 6,593,138
Hartford HealthCare Obligated Group, Revenue, 2020 A, 4%, 7/01/40 .......... 2,250,000 2,574,744
State of Connecticut ,
Special Tax, 2020 A, 4%, 5/01/39 ...................................... 1,650,000 1,955,896
Special Tax, 2020 A, 5%, 5/01/40 ...................................... 2,000,000 2,560,257
17,141,574
Delaware 0.0%
†
County of Kent ,
CHF-Dover LLC, Revenue, 2018 A, 5%, 7/01/40 ........................... 1,100,000 1,243,893
CHF-Dover LLC, Revenue, 2018 A, 5%, 7/01/48 ........................... 1,485,000 1,660,139
CHF-Dover LLC, Revenue, 2018 A, 5%, 7/01/53 ........................... 1,100,000 1,226,223
4,130,255
Florida 6.0%
Broward County Housing Finance Authority ,
Heron Pointe Ltd., Revenue, 1997 A, 5.65%, 11/01/22 ...................... 165,000 165,618
Heron Pointe Ltd., Revenue, 1997 A, 5.7%, 11/01/29 ....................... 225,000 225,945
Capital Projects Finance Authority ,
CAPFA Capital Corp. 2000F, Revenue, 2020 A-1, Refunding, 5%, 10/01/31 ...... 1,500,000 1,849,413
CAPFA Capital Corp. 2000F, Revenue, 2020 A-1, Refunding, 5%, 10/01/32 ...... 1,100,000 1,350,999
Central Florida Expressway Authority ,
Revenue, Senior Lien, 2018, 5%, 7/01/48 ................................ 16,000,000 19,543,013
Revenue, Senior Lien, 2019 B, 5%, 7/01/49 .............................. 17,000,000 21,230,293

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
City of Atlantic Beach , Naval Continuing Care Retirement Foundation Obligated Group ,
Revenue , 2018 A , 5% , 11/15/53 ....................................... $ 9,235,000 $ 10,308,514
City of Cape Coral , Water & Sewer , Revenue , 2017 , Refunding , 5% , 10/01/39 ......
10,000,000 12,342,523
City of Cocoa , Water & Sewer , Revenue , 2018 B , 5% , 10/01/48 .................
10,325,000 12,650,693
City of Deltona , Utility System , Revenue , 2013 , Pre-Refunded , AGMC Insured , 5.125% ,
10/01/39 ........................................................ 5,000,000 5,588,749
City of Gainesville ,
Utilities System, Revenue, 2017 A, 5%, 10/01/36 .......................... 7,150,000 8,877,932
Utilities System, Revenue, 2019 A, 5%, 10/01/47 .......................... 31,640,000 39,755,021
City of Jacksonville , Genesis Health, Inc. Obligated Group , Revenue , 2020 , Refunding ,
5% , 11/01/50 ..................................................... 15,000,000 18,152,291
City of Miami Beach ,
GO, 2019, Refunding, 4%, 5/01/44 ..................................... 15,000,000 17,485,837
Revenue, 2015 A, 5%, 9/01/40 ........................................ 11,000,000 12,899,192
City of Pompano Beach , John Knox Village of Florida, Inc. Obligated Group , Revenue ,
2020 , Refunding , 4% , 9/01/50 ........................................ 3,780,000 4,160,651
City of South Miami Health Facilities Authority, Inc. , Baptist Health South Florida
Obligated Group , Revenue , 2017 , Refunding , 5% , 8/15/42 ................... 15,000,000 18,008,758
City of St. Petersburg , Public Utility , Revenue , 2018 , Refunding , 4% , 10/01/43 ......
15,000,000 17,268,196
City of Tampa ,
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 4%, 7/01/45 .................................................. 2,000,000 2,312,849
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 5%, 7/01/50 .................................................. 3,000,000 3,737,768
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn., 9/01/35 ............ 755,000 511,434
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn., 9/01/36 ............ 800,000 518,804
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn., 9/01/37 ............ 800,000 495,815
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn., 9/01/38 ............ 1,050,000 620,799
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn., 9/01/39 ............ 1,000,000 563,936
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn., 9/01/49 ............ 5,150,000 1,852,986
County of Broward , Port Facilities , Revenue, Senior Lien , 2019 B , 4% , 9/01/49 .....
15,000,000 16,897,099
County of Miami-Dade ,
Aviation, Revenue, 2019 A, 5%, 10/01/49 ................................ 22,500,000 27,502,070
Transit System, Revenue, 2015, Refunding, 5%, 7/01/35 .................... 7,000,000 8,206,321
Water & Sewer System, Revenue, 2013 A, Pre-Refunded, 5%, 10/01/42 ......... 20,000,000 21,378,832
Water & Sewer System, Revenue, 2019 B, 4%, 10/01/44 .................... 27,500,000 32,599,413
County of Osceola ,
Transportation, Revenue, 2019 A-1, Refunding, 5%, 10/01/44 ................. 2,000,000 2,474,354
Transportation, Revenue, 2019 A-1, Refunding, 5%, 10/01/49 ................. 2,500,000 3,073,654
County of Seminole , Water & Sewer , Revenue , 2019 , Refunding , 4% , 10/01/40 .....
8,500,000 9,894,150
Escambia County Health Facilities Authority ,
Baptist Health Care Corp. Obligated Group, Revenue, 2020 A, Refunding, 5%,
8/15/34 ........................................................ 2,650,000 3,370,930
Baptist Health Care Corp. Obligated Group, Revenue, 2020 A, Refunding, 5%,
8/15/36 ........................................................ 3,900,000 4,934,542
Baptist Health Care Corp. Obligated Group, Revenue, 2020 A, Refunding, 5%,
8/15/37 ........................................................ 6,015,000 7,587,657
Baptist Health Care Corp. Obligated Group, Revenue, 2020 A, Refunding, 4%,
8/15/45 ........................................................ 18,985,000 21,676,765
Florida Municipal Loan Council , Revenue , 2011 D , AGMC Insured , 5.5% , 10/01/41 ..
4,750,000 4,844,368
Greater Orlando Aviation Authority , Revenue , 2019 A , 4% , 10/01/49 ..............
10,000,000 11,381,745
Hillsborough County Aviation Authority ,
Revenue, 2015-B, 5%, 10/01/44 ....................................... 10,000,000 11,409,449
Revenue, 2018 A, 5%, 10/01/48 ....................................... 20,000,000 24,272,648

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Hillsborough County Industrial Development Authority , Florida Health Sciences Center,
Inc. Obligated Group , Revenue , 2020 A , 4% , 8/01/55 ....................... $ 3,500,000 $ 3,959,903
Hollywood Beach Community Development District I , Special Assessment , 2020 ,
Refunding , 4% , 10/01/45 ............................................ 4,000,000 4,625,086
JEA Electric System ,
Revenue, 2020 A, Refunding, 4%, 10/01/35 .............................. 5,000,000 5,918,070
Revenue, 2020 A-3, Refunding, 4%, 10/01/38 ............................. 9,080,000 10,765,569
Revenue, 2020 A-3, Refunding, 4%, 10/01/39 ............................. 9,300,000 11,000,371
Lee Memorial Health System , Lee Memorial Health System Obligated Group , Revenue ,
2019 A-1 , Refunding , 5% , 4/01/44 ..................................... 4,220,000 5,185,100
Martin County Health Facilities Authority , Martin Memorial Medical Center Obligated
Group , Revenue , 2012 , Pre-Refunded , AGMC Insured , 5.5% , 11/15/42 .......... 3,800,000 3,908,191
Miami Beach Redevelopment Agency , Tax Allocation , 2015A 2015B , Refunding , AGMC
Insured , 5% , 2/01/44 ............................................... 12,000,000 13,336,961
Miami-Dade County Expressway Authority ,
Revenue, 2013 A, Refunding, 5%, 7/01/29 ............................... 10,000,000 10,529,146
Revenue, 2013 A, Refunding, 5%, 7/01/32 ............................... 6,375,000 6,710,802
Revenue, A, 5%, 7/01/40 ............................................ 30,265,000 30,350,390
North Sumter County Utility Dependent District ,
Revenue, Senior Lien, 2019, 5%, 10/01/49 ............................... 3,635,000 4,493,607
Revenue, Senior Lien, 2019, 5%, 10/01/54 ............................... 7,000,000 8,620,676
Orange County Health Facilities Authority ,
Orlando Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 10/01/39 ..... 6,000,000 7,082,770
Orlando Health Obligated Group, Revenue, 2019 A, 5%, 10/01/47 ............. 5,000,000 6,075,062
Presbyterian Retirement Communities, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/47 ............................................ 14,000,000 15,268,574
Palm Beach County Health Facilities Authority , ACTS Retirement-Life Communities,
Inc. Obligated Group , Revenue , 2020 B , 5% , 11/15/42 ...................... 500,000 601,140
School Board of Miami-Dade County (The) , COP , 2013 A , 5% , 5/01/31 ...........
10,000,000 10,872,658
South Broward Hospital District , South Broward Hospital District Obligated Group ,
Revenue , 2018 , 5% , 5/01/45 ......................................... 20,715,000 24,751,278
St. Johns County Industrial Development Authority , Presbyterian Retirement
Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/01/55 ... 3,750,000 4,070,844
State of Florida , GO , 1999 D , Refunding , 6% , 6/01/23 ........................
17,500,000 19,638,419
Tampa-Hillsborough County Expressway Authority , Revenue , 2017 , 5% , 7/01/47 ....
10,000,000 11,960,950
Tohopekaliga Water Authority , Revenue , 2016 , Refunding , 5% , 10/01/46 ..........
5,000,000 6,019,730
Town of Davie , Water & Sewer , Revenue , 2011 , Pre-Refunded , AGMC Insured , 5% ,
10/01/32 ........................................................ 8,575,000 8,747,202
678,474,525
Georgia 3.0%
Atlanta Development Authority (The) ,
Revenue, 2015 A-1, 5.25%, 7/01/44 .................................... 3,000,000 3,454,081
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/24 .. 6,385,000 6,978,967
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/25 .. 6,955,000 7,810,227
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/26 .. 5,000,000 5,749,060
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/27 .. 5,000,000 5,866,990
Brookhaven Development Authority , Children's Healthcare of Atlanta Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 15,040,000 17,480,664
City of Atlanta ,
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2019 D, 4%, 7/01/36 ..... 15,800,000 18,537,519
Water & Wastewater, Revenue, 2015, Refunding, 5%, 11/01/40 ............... 29,500,000 34,390,135
Water & Wastewater, Revenue, 2018 A, Refunding, 5%, 11/01/40 .............. 4,655,000 5,768,164
Water & Wastewater, Revenue, 2018 A, Refunding, 5%, 11/01/41 .............. 4,845,000 6,001,579
Water & Wastewater, Revenue, 2018 C, Refunding, 4%, 11/01/38 .............. 13,550,000 15,908,849

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Clarke County Hospital Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2016 A , Refunding , 5% , 7/01/46 ............................... $ 10,835,000 $ 12,700,867
Cobb County Kennestone Hospital Authority , WellStar Health System Obligated Group ,
Revenue , 2020 B , Refunding , 4% , 4/01/41 ............................... 50,000 58,570
Coweta County Development Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2019 A , Refunding , 5% , 7/01/44 ............................... 10,000,000 12,518,708
Development Authority for Fulton County ,
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2016 A, Refunding, 5%,
7/01/46 ........................................................ 11,005,000 12,900,143
WellStar Health System Obligated Group, Revenue, 2017, 5%, 4/01/47 ......... 5,000,000 5,894,118
WellStar Health System Obligated Group, Revenue, 2020 A, 4%, 4/01/50 ........ 3,500,000 4,025,752
Development Authority of Burke County (The) ,
Oglethorpe Power Corp., Revenue, 2017, Refunding, 4.125%, 11/01/45 ......... 18,500,000 20,723,223
Oglethorpe Power Corp., Revenue, 2017 C, Refunding, 4.125%, 11/01/45 ....... 2,500,000 2,800,435
Fayette County Hospital Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2014 A , Refunding , 5% , 7/01/39 ............................... 11,420,000 12,716,063
Fulton County Residential Care Facilities for the Elderly Authority , Lenbrook Square
Foundation Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/42 .......... 5,000,000 5,346,858
Gainesville & Hall County Hospital Authority , Northeast Georgia Health System
Obligated Group , Revenue , 2017 A , Refunding , 5% , 2/15/45 ................. 13,040,000 15,436,217
George L Smith II Congress Center Authority ,
Signia Hotel Management LLC, Revenue, First Tier, 2021 A, 4%, 1/01/36 ........ 1,250,000 1,465,692
Signia Hotel Management LLC, Revenue, First Tier, 2021 A, 4%, 1/01/54 ........ 7,500,000 8,530,441
Georgia Housing & Finance Authority , Revenue , 2020 A , Refunding , 3.05% , 12/01/40
2,250,000 2,392,905
Glynn-Brunswick Memorial Hospital Authority , Southeast Georgia Health System
Obligated Group , Revenue , 2017 , 5% , 8/01/47 ............................ 2,250,000 2,605,534
Main Street Natural Gas, Inc. ,
Revenue, 2007 A, 5.5%, 9/15/28 ...................................... 5,000,000 6,445,029
Revenue, 2019 A, 5%, 5/15/49 ........................................ 11,500,000 17,074,761
Municipal Electric Authority of Georgia ,
Revenue, 2019 A, Refunding, 5%, 1/01/44 ............................... 4,580,000 5,541,194
Revenue, 2019 B, 5%, 1/01/59 ........................................ 4,000,000 4,728,937
Private Colleges & Universities Authority ,
Emory University, Revenue, 2013 A, 5%, 10/01/43 ......................... 10,000,000 11,037,612
Emory University, Revenue, 2019 B, Refunding, 5%, 9/01/48 ................. 6,005,000 7,540,376
Emory University, Revenue, 2020 B, Refunding, 4%, 9/01/39 ................. 2,100,000 2,543,047
Emory University, Revenue, 2020 B, Refunding, 4%, 9/01/40 ................. 2,000,000 2,416,413
Emory University, Revenue, 2020 B, Refunding, 4%, 9/01/41 ................. 2,250,000 2,710,745
Savannah Economic Development Authority , SSU Community Development I LLC ,
Revenue , 2010 , AGMC Insured , 5.75% , 6/15/41 ........................... 10,000,000 10,040,201
Savannah Hospital Authority , St. Joseph's/Candler Health System Obligated Group ,
Revenue , 2019 A , Refunding , 4% , 7/01/43 ............................... 15,000,000 17,123,838
State of Georgia , GO , 2017 A , 4% , 2/01/36 ................................
10,000,000 11,586,627
346,850,541
Hawaii 1.0%
City & County Honolulu , Wastewater System , Revenue, Senior Lien , 2018 A , 5% ,
7/01/47 ......................................................... 25,000,000 30,455,385
State of Hawaii ,
Airports System, Revenue, 2018 A, 5%, 7/01/43 ........................... 15,000,000 18,151,648
Airports System, Revenue, 2018 A, 5%, 7/01/48 ........................... 15,450,000 18,685,922
Airports System, Revenue, 2020 A, 4%, 7/01/45 ........................... 8,125,000 9,395,951
Airports System, Revenue, 2020 D, Refunding, 4%, 7/01/39 .................. 10,000,000 12,012,528
State of Hawaii Department of Budget & Finance ,
Hawaiian Electric Co., Inc., Revenue, 2019, Refunding, 3.2%, 7/01/39 .......... 10,000,000 10,878,751

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Hawaii (continued)
State of Hawaii Department of Budget & Finance, (continued)
Hawaiian Electric Co., Inc., Revenue, 2019, 3.5%, 10/01/49 .................. $ 17,035,000 $ 17,791,542
117,371,727
Idaho 0.1%
Idaho Health Facilities Authority ,
St. Luke's Health System Obligated Group, Revenue, 2018 A, Refunding, 5%,
3/01/36 ........................................................ 4,200,000 5,118,115
St. Luke's Health System Obligated Group, Revenue, 2018 A, Refunding, 5%,
3/01/37 ........................................................ 3,500,000 4,250,916
Trinity Health Corp. Obligated Group, Revenue, 2019 ID, 4%, 12/01/43 ......... 6,000,000 6,928,618
16,297,649
Illinois 5.6%
Chicago Midway International Airport ,
Revenue, 1998 C, Refunding, AGMC, NATL RE Insured, 5.5%, 1/01/24 ......... 9,970,000 10,841,804
Revenue, Second Lien, 2016 B, Refunding, 5%, 1/01/46 .................... 18,420,000 21,627,972
Chicago O'Hare International Airport ,
Revenue, Senior Lien, 2016 D, 5.25%, 1/01/42 ............................ 10,000,000 12,186,602
Revenue, Senior Lien, 2016 D, 5%, 1/01/47 .............................. 18,000,000 21,705,768
Revenue, Senior Lien, 2020 C, Refunding, 4%, 1/01/37 ..................... 4,000,000 4,742,496
Revenue, Senior Lien, 2020 C, Refunding, 4%, 1/01/38 ..................... 3,000,000 3,546,752
Revenue, Senior Lien, 2020 E, Refunding, 4%, 1/01/37 ..................... 6,015,000 7,131,529
Chicago Park District ,
GO, 2020 C, BAM Insured, 4%, 1/01/41 ................................. 1,400,000 1,613,090
GO, 2020 C, BAM Insured, 4%, 1/01/42 ................................. 4,300,000 4,941,212
GO, 2020 D, BAM Insured, 4%, 1/01/37 ................................. 1,000,000 1,163,738
GO, 2020 D, BAM Insured, 4%, 1/01/38 ................................. 1,000,000 1,160,436
GO, 2020 D, BAM Insured, 4%, 1/01/39 ................................. 1,000,000 1,157,404
GO, 2020 F-2, Refunding, 4%, 1/01/36 .................................. 1,250,000 1,443,107
GO, 2020 F-2, Refunding, 5%, 1/01/37 .................................. 2,000,000 2,489,796
GO, 2020 F-2, Refunding, 5%, 1/01/39 .................................. 1,625,000 2,012,232
GO, 2020 F-2, Refunding, 5%, 1/01/40 .................................. 1,625,000 2,008,075
Chicago Transit Authority Sales Tax Receipts Fund ,
Revenue, 2011, Pre-Refunded, 5.25%, 12/01/40 .......................... 10,000,000 10,297,141
Revenue, Second Lien, 2020 A, Refunding, 4%, 12/01/50 .................... 9,000,000 10,232,115
City of Chicago , GO , 1998 , NATL Insured , ETM, 5.75% , 1/01/23 ................
8,955,000 9,491,731
d,e
City of Granite City , Waste Management of Illinois, Inc. , Revenue , FRN , 2002 , 1.25% ,
5/01/27 ......................................................... 5,750,000 5,750,000
County of Cook ,
GO, 2021 A, Refunding, 5%, 11/15/31 .................................. 3,650,000 4,829,020
GO, 2021 A, Refunding, 5%, 11/15/32 .................................. 2,400,000 3,162,880
GO, 2021 A, Refunding, 5%, 11/15/33 .................................. 2,350,000 3,085,372
Sales Tax, Revenue, 2021 A, Refunding, 5%, 11/15/37 ...................... 1,625,000 2,104,870
Sales Tax, Revenue, 2021 A, Refunding, 5%, 11/15/38 ...................... 2,315,000 2,987,939
Sales Tax, Revenue, 2021 A, Refunding, 4%, 11/15/39 ...................... 4,000,000 4,769,334
Sales Tax, Revenue, 2021 A, Refunding, 4%, 11/15/40 ...................... 3,145,000 3,740,560
Illinois Finance Authority ,
Carle Foundation Obligated Group (The), Revenue, 2016 A, Refunding, 5%, 2/15/45 20,000,000 23,234,000
CHF-Dekalb II LLC, Revenue, 2011, 6.875%, 10/01/43 ...................... 15,000,000 15,176,015
Mercy Health Corp. Obligated Group, Revenue, 2016, Refunding, 5%, 12/01/46 ... 30,000,000 35,463,660
OSF Healthcare System Obligated Group, Revenue, 2020 A, Refunding, 4%, 5/15/50 7,630,000 8,734,016
Macon County School District No. 61 Decatur ,
GO, 2020 C, Refunding, AGMC Insured, 4%, 1/01/40 ....................... 3,700,000 4,106,834
GO, 2020 C, Refunding, AGMC Insured, 4%, 1/01/45 ....................... 3,125,000 3,438,562
Metropolitan Pier & Exposition Authority ,
Revenue, 1996, ETM, 7%, 7/01/26 ..................................... 8,780,000 10,381,936

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Metropolitan Pier & Exposition Authority, (continued)
Revenue, 2002 A, NATL Insured, Zero Cpn., 12/15/32 ...................... $ 3,490,000 $ 2,643,623
Revenue, 2002 A, NATL Insured, Zero Cpn., 12/15/33 ...................... 24,000,000 17,580,288
Revenue, 2002 A, NATL Insured, Zero Cpn., 12/15/34 ...................... 1,655,000 1,172,730
Revenue, 2002 A, NATL Insured, Zero Cpn., 6/15/38 ....................... 2,325,000 1,439,524
Revenue, 2002 A, AGMC, NATL Insured, Zero Cpn., 12/15/40 ................ 6,000,000 3,580,885
Revenue, NATL RE Insured, ETM, 5.65%, 6/15/22 ......................... 5,500,000 5,826,949
Revenue, 2002 B, NATL RE Insured, 5.65%, 6/15/22 ....................... 24,500,000 25,537,835
Railsplitter Tobacco Settlement Authority , Revenue , 2010 , Pre-Refunded , 6% , 6/01/28
14,530,000 14,594,263
Southwestern Illinois Development Authority ,
Madison County Community Unit School District No. 7 Edwardsville, Revenue, 2007,
AGMC Insured, Zero Cpn., 12/01/24 .................................. 3,850,000 3,701,922
Madison County Community Unit School District No. 7 Edwardsville, Revenue, 2007,
AGMC Insured, Zero Cpn., 12/01/26 .................................. 7,700,000 7,090,168
St. Clair County School District No. 189 East St. Louis , GO , 2008 , Refunding , AMBAC
Insured , 5.125% , 1/01/28 ............................................ 7,135,000 7,144,838
State of Illinois ,
GO, 2012, AGMC Insured, 5%, 3/01/27 ................................. 11,500,000 11,924,588
GO, 2016, Refunding, 5%, 2/01/26 ..................................... 4,215,000 4,998,272
GO, 2016, Refunding, 5%, 2/01/29 ..................................... 3,675,000 4,369,938
GO, 2016, 5%, 11/01/35 ............................................. 1,000,000 1,160,886
GO, 2017 A, 5%, 12/01/35 ........................................... 2,000,000 2,374,096
GO, 2017 A, 4.25%, 12/01/40 ......................................... 3,150,000 3,504,483
GO, 2017 C, 5%, 11/01/29 ........................................... 17,470,000 20,821,618
GO, 2017 D, 3.25%, 11/01/26 ......................................... 1,750,000 1,926,397
GO, 2017 D, 5%, 11/01/26 ........................................... 8,800,000 10,499,750
GO, 2017 D, 5%, 11/01/27 ........................................... 10,970,000 13,306,270
GO, 2017 D, 5%, 11/01/28 ........................................... 5,155,000 6,196,386
GO, 2018 A, Refunding, 5%, 10/01/28 .................................. 3,000,000 3,727,907
GO, 2018 A, Refunding, 5%, 10/01/33 .................................. 14,245,000 17,228,315
GO, 2018 A, 5%, 5/01/34 ............................................ 3,010,000 3,603,585
GO, 2018 A, 5%, 5/01/35 ............................................ 6,455,000 7,715,594
GO, 2018 B, Refunding, 5%, 10/01/32 .................................. 2,010,000 2,438,491
GO, 2019 B, 4%, 11/01/34 ........................................... 2,600,000 2,981,052
GO, 2019 B, 4%, 11/01/38 ........................................... 1,810,000 2,051,213
GO, 2019 C, 4%, 11/01/40 ........................................... 2,500,000 2,814,439
GO, 2019 C, 4%, 11/01/43 ........................................... 4,190,000 4,679,907
GO, 2020, 5.5%, 5/01/30 ............................................ 13,815,000 17,907,947
GO, 2020, 5.5%, 5/01/39 ............................................ 20,030,000 25,564,754
GO, 2020, 5.75%, 5/01/45 ........................................... 7,965,000 10,224,663
GO, 2020 B, 5%, 10/01/28 ........................................... 10,000,000 12,426,357
GO, 2020 C, 4%, 10/01/37 ........................................... 3,685,000 4,239,607
GO, 2020 C, 4%, 10/01/38 ........................................... 9,750,000 11,177,782
GO, 2020 C, 4%, 10/01/39 ........................................... 4,585,000 5,239,259
GO, 2020 C, 4%, 10/01/42 ........................................... 2,010,000 2,275,129
GO, 2021 A, 5%, 3/01/32 ............................................ 3,425,000 4,384,722
University of Illinois ,
Auxiliary Facilities System, Revenue, 2011 A, 5.125%, 4/01/36 ................ 2,950,000 2,958,677
Auxiliary Facilities System, Revenue, 2011 A, 5.25%, 4/01/41 ................. 5,000,000 5,014,999
c
Upper Illinois River Valley Development Authority ,
2018 IAVF Timber Oaks & Prairie View Obligated Group, Revenue, 144A, 2020 A,
Refunding, 4%, 12/01/40 ........................................... 7,565,000 7,734,157
2018 IAVF Timber Oaks & Prairie View Obligated Group, Revenue, 144A, 2020 A,
Refunding, 4.5%, 12/01/50 ......................................... 34,795,000 35,536,001
Village of Bolingbrook , GO , 2013 A , Pre-Refunded , Zero Cpn., 1/01/36 ...........
19,000,000 9,831,620
633,909,884

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Indiana 3.3%
City of Indianapolis , Department of Public Utilities Water System , Revenue, First Lien ,
2016 B , Refunding , 5% , 10/01/37 ...................................... $ 15,000,000 $ 18,242,949
Hammond Multi-School Building Corp. , Hammond School City , Revenue , 2018 , 5% ,
7/15/38 ......................................................... 3,000,000 3,670,057
Indiana Finance Authority ,
BHI Senior Living Obligated Group, Revenue, 2016 A, 5.25%, 11/15/46 ......... 11,955,000 13,413,388
BHI Senior Living Obligated Group, Revenue, 2018 A, 5%, 11/15/53 ............ 15,000,000 16,743,662
Citizens Wastewater of Westfield LLC, Revenue, 2019 A, Refunding, 5%, 10/01/48 16,665,000 20,655,148
CWA Authority, Inc., Revenue, First Lien, 2011 A, 5.25%, 10/01/38 ............. 12,000,000 12,242,224
CWA Authority, Inc., Revenue, First Lien, 2012 A, 5%, 10/01/37 ............... 5,000,000 5,325,171
CWA Authority, Inc., Revenue, First Lien, 2012 A, 4%, 10/01/42 ............... 24,690,000 25,751,287
CWA Authority, Inc., Revenue, First Lien, 2014 A, 5%, 10/01/39 ............... 30,000,000 34,301,952
Deaconess Health System Obligated Group, Revenue, 2015 A, Refunding, 5%,
3/01/39 ........................................................ 5,000,000 5,657,862
Marian University, Inc., Revenue, 2011, Pre-Refunded, 6.375%, 9/15/41 ......... 12,500,000 12,782,937
Marion County Capital Improvement Board, Revenue, 2015 A, Refunding, 5.25%,
2/01/37 ........................................................ 10,000,000 11,898,134
WVB East End Partners LLC, Revenue, 2013 A, 5.25%, 1/01/51 ............... 20,000,000 21,838,396
Indiana Municipal Power Agency ,
Revenue, 2016 A, Refunding, 4%, 1/01/42 ............................... 5,860,000 6,526,945
Revenue, 2016 A, Refunding, 5%, 1/01/42 ............................... 21,290,000 25,576,714
Indiana University , Revenue , 2020 A , Refunding , 4% , 6/01/45 ..................
8,525,000 10,080,071
Indianapolis Local Public Improvement Bond Bank ,
Revenue, 2017, Refunding, 5%, 1/01/40 ................................. 23,225,000 28,409,131
Revenue, 2019 A, 4%, 2/01/44 ........................................ 6,050,000 7,103,332
Revenue, 2019 A, 5%, 2/01/49 ........................................ 41,970,000 52,144,355
Revenue, 2021 A, Refunding, 5%, 6/01/35 ............................... 8,185,000 10,606,216
Revenue, 2021 A, Refunding, AGMC Insured, 4%, 6/01/36 ................... 21,500,000 25,532,396
Northern Indiana Commuter Transportation District , Revenue , 2016 , 5% , 7/01/41 ...
6,000,000 7,177,453
375,679,780
Iowa 0.3%
Iowa Finance Authority ,
Iowa Health System Obligated Group, Revenue, 2018 B, Refunding, 5%, 2/15/48 .. 7,500,000 9,152,317
State Revolving Fund, Revenue, 2017, Refunding, 5%, 8/01/42 ............... 16,000,000 19,725,829
Iowa Tobacco Settlement Authority , Revenue , 2021 A-2 , 1 , Refunding , 4% , 6/01/49 ..
7,500,000 8,568,165
37,446,311
Kansas 0.7%
Butler County Unified School District No. 490 El Dorado , GO , 2016 B , BAM Insured ,
4% , 9/01/43 ...................................................... 10,000,000 11,254,472
University of Kansas Hospital Authority , University of Kansas Health System Obligated
Group , Revenue , 2017 A , Refunding , 5% , 3/01/47 ......................... 23,115,000 27,729,790
Wyandotte County-Kansas City Unified Government ,
Utility System, Revenue, 2014 A, Refunding, 5%, 9/01/44 .................... 3,000,000 3,395,847
Utility System, Revenue, 2016-A, 5%, 9/01/45 ............................ 10,000,000 11,622,177
Utility System, Revenue, 2016-C, Refunding, 5%, 9/01/41 ................... 5,000,000 5,990,206
Utility System, Revenue, 2016-C, Refunding, 5%, 9/01/46 ................... 16,565,000 19,709,613
79,702,105
Kentucky 0.2%
Kentucky Municipal Power Agency ,
Revenue, 2015 A, Refunding, NATL Insured, 5%, 9/01/42 .................... 10,000,000 11,708,231
Revenue, 2016 A, Refunding, NATL Insured, 5%, 9/01/34 .................... 5,000,000 6,098,774
Revenue, 2016 A, Refunding, NATL Insured, 5%, 9/01/35 .................... 7,750,000 9,438,948
27,245,953

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana 3.3%
City of Shreveport ,
Water & Sewer, Revenue, 2016 B, 5%, 12/01/41 .......................... $ 10,000,000 $ 12,011,162
Water & Sewer, Revenue, Junior Lien, 2019 B, AGMC Insured, 4%, 12/01/44 ..... 6,535,000 7,421,696
East Baton Rouge Sewerage Commission , Revenue , 2019 A , Refunding , 4% , 2/01/45
20,000,000 23,510,670
Jefferson Sales Tax District , Revenue , 2019 B , AGMC Insured , 4% , 12/01/42 .......
20,000,000 23,857,758
Lafayette Consolidated Government , Revenue , 2015 , Refunding , AGMC Insured , 5% ,
11/01/30 ........................................................ 5,000,000 5,946,042
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
c
City of New Orleans, Revenue, 144A, 2021, 4%, 11/01/46 ................... 10,000,000 10,384,434
East Baton Rouge Sewerage Commission, Revenue, Sub. Lien, 2014-A, Pre-
Refunded, 5%, 2/01/44 ............................................ 5,820,000 6,576,561
Entergy Louisiana LLC, Revenue, 2021 B, Refunding, 2.5%, 4/01/36 ........... 22,000,000 22,393,470
Louisiana Community & Technical College System, Revenue, 2014, 5%, 10/01/39 . 10,000,000 11,329,025
c
Parish of St. Tammany LA GOMESA, Revenue, 144A, 2020, 3.875%, 11/01/45 .... 3,600,000 3,745,431
Louisiana Public Facilities Authority ,
Franciscan Missionaries of Our Lady Health System Obligated Group, Revenue,
2017 A, 5%, 7/01/47 .............................................. 35,000,000 41,078,965
Louisiana Children's Medical Center Obligated Group, Revenue, 2020 A, 4%, 6/01/50 5,990,000 6,829,681
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2016 A, 5%, 7/01/51 .............................................. 15,000,000 17,107,809
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2016 A, 5%, 7/01/56 .............................................. 11,295,000 12,852,561
Ochsner Clinic Foundation Obligated Group, Revenue, 2002 B, ETM, 5.75%, 5/15/23 10,000,000 11,108,942
Ochsner Clinic Foundation Obligated Group, Revenue, 2011, Pre-Refunded, 6.75%,
5/15/41 ........................................................ 15,500,000 15,531,479
Ochsner Clinic Foundation Obligated Group, Revenue, 2015, Refunding, 5%, 5/15/47 7,500,000 8,558,987
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/42 20,000,000 23,868,986
Ochsner Clinic Foundation Obligated Group, Revenue, 2020 A, Refunding, AGMC
Insured, 3%, 5/15/47 .............................................. 9,925,000 10,624,496
Ochsner Clinic Foundation Obligated Group, Revenue, 2020 A, Refunding, 4%,
5/15/49 ........................................................ 10,000,000 11,541,314
c
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.375%, 1/01/40 2,500,000 2,859,457
c
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.5%, 1/01/50 . 14,000,000 15,896,075
Tulane University, Revenue, 2020 A, Refunding, 4%, 4/01/40 ................. 3,750,000 4,350,924
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/45 ................. 3,500,000 4,356,973
Tulane University, Revenue, 2020 A, Refunding, 4%, 4/01/50 ................. 4,000,000 4,559,076
Louisiana Stadium & Exposition District , Revenue , 2020 , 5% , 7/03/23 ............
5,700,000 6,126,920
New Orleans Aviation Board , Louis Armstrong New Orleans International Airport ,
Revenue , 2017 B , 5% , 1/01/48 ........................................ 4,000,000 4,715,189
Parish of East Baton Rouge Capital Improvements District , Revenue , 2019 , 4% ,
8/01/44 ......................................................... 6,000,000 6,974,072
b
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 B-2 , Refunding ,
Mandatory Put , 2.375% , 7/01/26 ...................................... 7,500,000 7,854,977
Port New Orleans Board of Commissioners ,
Revenue, 2020 E, 5%, 4/01/44 ........................................ 8,110,000 9,948,994
Revenue, 2020 E, 5%, 4/01/47 ........................................ 10,000,000 12,184,964
Terrebonne Levee & Conservation District ,
Revenue, 2020 B, Refunding, 4%, 6/01/40 ............................... 5,065,000 5,735,555
Revenue, 2020 B, Refunding, 4%, 6/01/41 ............................... 5,165,000 5,837,367
377,680,012
Maine 0.5%
Maine Health & Higher Educational Facilities Authority ,
MaineGeneral Health Obligated Group, Revenue, 2011, Pre-Refunded, 6.75%,
7/01/36 ........................................................ 4,250,000 4,294,657
MaineGeneral Health Obligated Group, Revenue, 2011, Pre-Refunded, 7%, 7/01/41 10,000,000 10,109,031

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maine (continued)
Maine Health & Higher Educational Facilities Authority, (continued)
MaineHealth Obligated Group, Revenue, 2018 A, 5%, 7/01/43 ................ $ 3,000,000 $ 3,630,330
MaineHealth Obligated Group, Revenue, 2020 A, 4%, 7/01/39 ................ 1,075,000 1,267,306
MaineHealth Obligated Group, Revenue, 2020 A, 4%, 7/01/50 ................ 14,215,000 16,400,609
Maine Turnpike Authority , Revenue , 2018 , 5% , 7/01/47 .......................
15,500,000 18,829,755
54,531,688
Maryland 0.9%
City of Baltimore ,
Wastewater Utility Fund, Revenue, 2013 C, Pre-Refunded, 5%, 7/01/38 ......... 5,000,000 5,638,829
Wastewater Utility Fund, Revenue, 2013 C, Pre-Refunded, 5%, 7/01/43 ......... 10,000,000 11,277,658
Wastewater Utility Fund, Revenue, 2014 C, 5%, 7/01/39 ..................... 10,000,000 11,458,198
Wastewater Utility Fund, Revenue, 2014 C, 5%, 7/01/44 ..................... 10,000,000 11,381,889
Water Utility Fund, Revenue, 2014 A, 5%, 7/01/39 ......................... 9,430,000 10,805,081
Water Utility Fund, Revenue, 2014 A, 5%, 7/01/44 ......................... 5,500,000 6,260,039
Maryland Economic Development Corp. ,
Morgan State University, Revenue, 2020, 4.25%, 7/01/50 .................... 1,000,000 1,122,403
Morgan State University, Revenue, 2020, 5%, 7/01/56 ...................... 1,415,000 1,691,518
Maryland Health & Higher Educational Facilities Authority ,
Adventist Healthcare Obligated Group, Revenue, 2016 A, 5.5%, 1/01/46 ......... 12,500,000 14,749,057
Frederick Health, Inc. Obligated Group, Revenue, 2020, Refunding, 4%, 7/01/45 .. 1,945,000 2,221,399
LifeBridge Health Obligated Group, Revenue, 2017, Refunding, 4%, 7/01/42 ..... 3,000,000 3,374,950
MedStar Health Obligated Group, Revenue, 2017 A, 5%, 5/15/42 .............. 7,500,000 9,036,953
University of Maryland Medical System Obligated Group, Revenue, 1991 B, NATL
Insured, ETM, 7%, 7/01/22 ......................................... 90,000 95,699
Maryland State Transportation Authority , Revenue , 2020 , 4% , 7/01/45 ............
13,205,000 15,693,841
104,807,514
Massachusetts 3.1%
Commonwealth of Massachusetts ,
GO, 2016 G, 4%, 9/01/42 ............................................ 20,000,000 23,060,802
GO, 2017 B, 5%, 4/01/47 ............................................ 12,335,000 15,130,099
GO, 2018 A, 5%, 1/01/41 ............................................ 15,000,000 18,690,727
GO, 2018 A, 5%, 1/01/46 ............................................ 10,000,000 12,403,378
GO, 2019 A, 5.25%, 1/01/44 .......................................... 10,000,000 12,805,546
Transportation Fund, Revenue, 2012 A, 4%, 6/01/35 ....................... 10,000,000 10,023,581
Transportation Fund, Revenue, 2017 A, 5%, 6/01/47 ....................... 25,055,000 31,084,168
Transportation Fund, Revenue, 2018 A, 5%, 6/01/48 ....................... 15,000,000 18,694,344
Massachusetts Bay Transportation Authority , Revenue , 2005 A , 5% , 7/01/28 .......
10,000,000 12,927,983
Massachusetts Clean Water Trust (The) ,
Revenue, 1999 A, 5.75%, 8/01/29 ..................................... 450,000 451,844
Revenue, 2002 A, 5%, 8/01/32 ........................................ 225,000 225,795
Massachusetts Development Finance Agency ,
Beth Israel Lahey Health Obligated Group, Revenue, 2018 J-2, 5%, 7/01/53 ...... 5,000,000 5,987,323
Dana-Farber Cancer Institute Obligated Group, Revenue, 2016 N, 5%, 12/01/41 .. 10,135,000 12,023,142
Mass General Brigham, Inc., Revenue, 2016 Q, Refunding, 5%, 7/01/47 ......... 15,000,000 17,951,405
Mass General Brigham, Inc., Revenue, 2017 S-1, Refunding, 4%, 7/01/41 ....... 15,415,000 17,775,921
Southcoast Health System Obligated Group, Revenue, 2021 G, Refunding, 5%,
7/01/33 ........................................................ 600,000 788,431
Southcoast Health System Obligated Group, Revenue, 2021 G, Refunding, 5%,
7/01/34 ........................................................ 625,000 815,007
c
Waste Management of Massachusetts, Inc., Revenue, 144A, 2002, 1.25%, 5/01/27 3,250,000 3,250,000
Wellesley College, Revenue, 2012, 5%, 7/01/42 ........................... 10,000,000 10,567,889
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 4%,
10/01/45 ....................................................... 1,250,000 1,449,956
Worcester Polytechnic Institute, Revenue, 2019, 5%, 9/01/59 ................. 10,000,000 12,126,750

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Educational Financing Authority ,
Revenue, 2009 I, 6%, 1/01/28 ........................................ $ 1,460,000 $ 1,480,964
Revenue, 2013 K, 5.25%, 7/01/29 ..................................... 3,690,000 3,862,645
Revenue, 2017 B, Refunding, 4.25%, 7/01/46 ............................. 2,000,000 2,131,763
Massachusetts Port Authority ,
Revenue, 2019 C, 5%, 7/01/44 ........................................ 15,000,000 18,533,342
Revenue, 2019 C, 5%, 7/01/49 ........................................ 10,000,000 12,291,792
Bosfuel Corp., Revenue, 2019 A, Refunding, 5%, 7/01/49 .................... 7,500,000 9,111,600
Massachusetts School Building Authority ,
Revenue, 2018 A, 4%, 2/15/43 ........................................ 10,750,000 12,520,656
Revenue, 2019 A, 5%, 2/15/49 ........................................ 25,000,000 29,718,433
University of Massachusetts Building Authority , Revenue, Senior Lien , 2014-1 , Pre-
Refunded , 5% , 11/01/39 ............................................. 20,000,000 23,183,930
University of Massachusetts Building Authority ,
Revenue, Senior Lien, 1, Pre-Refunded, 5%, 11/01/39 ...................... 4,410,000 5,141,135
Revenue, Senior Lien, Pre-Refunded, 5%, 11/01/39 ........................ 7,405,000 8,618,262
Revenue, Senior Lien, 2014-1, 5%, 11/01/39 ............................. 8,185,000 9,424,533
351,069,216
Michigan 2.5%
City of Detroit ,
Great Lakes Water Authority Sewage Disposal System, Revenue, Second Lien, 2006
B, NATL Insured, 5%, 7/01/36 ....................................... 10,000 10,034
Great Lakes Water Authority Sewage Disposal System, Revenue, Senior Lien, 2012
A, Pre-Refunded, AGMC Insured, 5%, 7/01/39 .......................... 10,000,000 10,567,100
Great Lakes Water Authority Sewage Disposal System, Revenue, Senior Lien, 2012
A, Pre-Refunded, 5.25%, 7/01/39 .................................... 12,000,000 12,715,240
Great Lakes Water Authority Water Supply System, Revenue, Senior Lien, 2003-A,
NATL Insured, 5%, 7/01/34 ......................................... 10,000 10,034
Detroit City School District ,
GO, 2012 A, Refunding, 5%, 5/01/30 ................................... 1,245,000 1,303,670
GO, 2012 A, Refunding, 5%, 5/01/33 ................................... 1,500,000 1,569,918
Michigan Finance Authority ,
Beaumont Health Obligated Group, Revenue, 2016 A, 5%, 11/01/44 ............ 20,925,000 24,117,404
Bronson Healthcare Group Obligated Group, Revenue, 2019 A, Refunding, 5%,
5/15/54 ........................................................ 25,000,000 29,328,527
Henry Ford Health System Obligated Group, Revenue, 2019 A, 5%, 11/15/48 ..... 25,920,000 32,178,635
McLaren Health Care Corp. Obligated Group, Revenue, 2019 A, 4%, 2/15/44 ..... 20,000,000 23,003,466
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/36 ... 1,000,000 1,204,346
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/37 ... 2,000,000 2,398,025
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/38 ... 1,500,000 1,790,282
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/39 ... 1,500,000 1,783,609
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/40 ... 1,000,000 1,184,035
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/49 ... 4,000,000 4,559,214
Tobacco Settlement, Revenue, Senior Lien, 2020 B1, 2, Refunding, 5%, 6/01/49 .. 4,500,000 5,397,471
Trinity Health Corp. Obligated Group, Revenue, Pre-Refunded, 5%, 12/01/39 ..... 29,750,000 30,591,123
Michigan State Building Authority ,
Revenue, 2011 I-A, Pre-Refunded, 5.375%, 10/15/36 ....................... 6,730,000 6,889,305
Revenue, 2013 1-A, Refunding, 5.25%, 10/15/44 .......................... 20,655,000 22,955,965
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group, Revenue, 2010 F-7, Refunding, 5%, 11/15/47 .... 10,000,000 12,055,374
Trinity Health Corp. Obligated Group, Revenue, Pre-Refunded, 5%, 12/01/34 ..... 10,000,000 10,520,748
Michigan State Housing Development Authority , Revenue , 2019 A-1 , 3.25% , 10/01/44
3,450,000 3,664,563
Michigan Strategic Fund ,
DTE Electric Co., Revenue, BB, Refunding, AMBAC Insured, 7%, 5/01/21 ....... 250,000 250,000
State of Michigan Department of Transportation, Revenue, 2018, 5%, 12/31/43 ... 10,000,000 12,106,568

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan Strategic Fund, (continued)
United Methodist Retirement Communities, Inc. Obligated Group, Revenue, 2019,
Refunding, 5%, 11/15/49 ........................................... $ 7,000,000 $ 7,772,239
Pontiac School District ,
GO, 2020, 4%, 5/01/45 ............................................. 7,940,000 9,377,045
GO, 2020, 4%, 5/01/50 ............................................. 8,665,000 10,178,095
279,482,035
Minnesota 0.1%
City of St. Cloud , CentraCare Health System Obligated Group , Revenue , 2019 ,
Refunding , 5% , 5/01/48 ............................................. 10,000,000 12,223,650
Mississippi 0.7%
Medical Center Educational Building Corp. , Mississippi State Institutions of Higher
Learning , Revenue , 2017 , Refunding , 5% , 6/01/47 ......................... 25,000,000 29,713,605
Mississippi Development Bank , City of Jackson Water & Sewer System , Revenue ,
2013 , AGMC Insured , 6.875% , 12/01/40 ................................. 3,400,000 3,906,116
Mississippi Hospital Equipment & Facilities Authority ,
Baptist Memorial Health Care Obligated Group, Revenue, 2016 A, 5%, 9/01/36 ... 6,350,000 7,306,814
Baptist Memorial Health Care Obligated Group, Revenue, 2016 A, 5%, 9/01/46 ... 30,000,000 34,087,665
75,014,200
Missouri 1.0%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District , Revenue ,
2020 A , Refunding , 4% , 10/01/44 ...................................... 6,000,000 7,085,945
Health & Educational Facilities Authority of the State of Missouri ,
Lutheran Senior Services Obligated Group, Revenue, 2016 B, Refunding, 5%,
2/01/46 ........................................................ 4,000,000 4,455,742
Mercy Health, Revenue, 2014 F, 5%, 11/15/45 ............................ 25,000,000 28,288,180
SSM Health Care Obligated Group, Revenue, 2018 A, 5%, 6/01/48 ............ 7,500,000 9,005,044
Kansas City Industrial Development Authority ,
City of Kansas City Airport, Revenue, 2019 B, 5%, 3/01/46 ................... 13,500,000 16,428,780
City of Kansas City Airport, Revenue, 2019 B, 5%, 3/01/54 ................... 23,500,000 28,602,818
City of Kansas City Airport, Revenue, 2020 A, AGMC Insured, 5%, 3/01/57 ....... 9,000,000 11,099,624
St. Louis Municipal Finance Corp , City of St. Louis , Revenue , 2020 , AGMC Insured ,
5% , 10/01/49 ..................................................... 5,000,000 6,187,923
111,154,056
Montana 0.2%
Montana Facility Finance Authority ,
Benefis Health System Obligated Group, Revenue, 2016, Refunding, 5%, 2/15/41 . 2,650,000 3,100,016
Billings Clinic Obligated Group, Revenue, 2018 A, Refunding, 5%, 8/15/48 ....... 10,000,000 12,302,089
Kalispell Regional Medical Center Obligated Group, Revenue, 2018 B, Refunding,
5%, 7/01/43 .................................................... 6,440,000 7,465,254
22,867,359
Nebraska 0.4%
Douglas County Hospital Authority No. 2 , Children's Hospital Obligated Group ,
Revenue , 2017 A , 5% , 11/15/47 ....................................... 10,000,000 11,844,102
Hospital Authority No. 1 of Lancaster County , Bryan Medical Center Obligated Group ,
Revenue , 1992 , NATL Insured , ETM, 6.7% , 6/01/22 ........................ 635,000 658,032
Omaha Public Power District Nebraska City Station Unit 2 ,
Revenue, 2015 A, Refunding, 5.25%, 2/01/42 ............................. 10,000,000 11,661,343
Revenue, 2016 A, Refunding, 5%, 2/01/49 ............................... 10,000,000 11,705,440
Public Power Generation Agency ,
Revenue, 2016 A, Refunding, 5%, 1/01/39 ............................... 7,340,000 8,767,549

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Nebraska (continued)
Public Power Generation Agency, (continued)
Revenue, 2016 A, Refunding, 5%, 1/01/41 ............................... $ 5,140,000 $ 6,119,607
50,756,073
Nevada 0.3%
City of Carson City , Carson Tahoe Regional Healthcare Obligated Group , Revenue ,
2017 , Refunding , 5% , 9/01/47 ........................................ 2,775,000 3,292,461
City of Henderson , GO , 2020 A-1 , 4% , 6/01/45 .............................
10,000,000 11,824,130
Clark County School District ,
GO, 2020 A, AGMC Insured, 4%, 6/15/36 ................................ 750,000 901,151
GO, 2020 A, AGMC Insured, 4%, 6/15/37 ................................ 875,000 1,047,878
GO, 2020 A, AGMC Insured, 4%, 6/15/38 ................................ 850,000 1,015,115
GO, 2020 A, AGMC Insured, 4%, 6/15/39 ................................ 1,000,000 1,191,117
GO, 2020 A, AGMC Insured, 4%, 6/15/40 ................................ 725,000 861,767
Las Vegas Convention & Visitors Authority , Revenue , 2018 B , 5% , 7/01/43 ........
10,000,000 11,916,330
32,049,949
New Hampshire 0.2%
New Hampshire Health and Education Facilities Authority Act ,
Concord Hospital Obligated Group, Revenue, 2017, 5%, 10/01/47 ............. 6,000,000 7,080,766
Elliot Hospital Obligated Group, Revenue, 2016, Refunding, 5%, 10/01/38 ....... 4,000,000 4,706,135
University System of New Hampshire, Revenue, 2015, Refunding, 5%, 7/01/45 ... 10,350,000 11,949,695
23,736,596
New Jersey 4.1%
New Jersey Economic Development Authority ,
Revenue, 2021 QQQ, 4%, 6/15/46 ..................................... 1,500,000 1,709,743
Revenue, 2021 QQQ, 4%, 6/15/50 ..................................... 1,000,000 1,134,883
New Jersey Transit Corp., Revenue, 2020 A, 5%, 11/01/44 ................... 7,200,000 8,758,856
State of New Jersey Department of the Treasury, Revenue, 2013 NN, Refunding, 5%,
3/01/28 ........................................................ 22,000,000 23,791,313
State of New Jersey Department of the Treasury, Revenue, 2018 EEE, 5%, 6/15/33 6,135,000 7,654,456
State of New Jersey Department of the Treasury, Revenue, 2018 EEE, 5%, 6/15/36 11,850,000 14,656,621
State of New Jersey Department of the Treasury, Revenue, 2018 EEE, 4.625%,
6/15/48 ........................................................ 2,000,000 2,336,596
State of New Jersey Department of the Treasury, Revenue, 2018 EEE, 5%, 6/15/48 8,000,000 9,667,647
State of New Jersey Department of the Treasury, Revenue, 2019 LLL, 5%, 6/15/39 3,250,000 4,011,310
State of New Jersey Department of the Treasury, Revenue, 2019 LLL, 4%, 6/15/44 2,725,000 3,086,500
State of New Jersey Department of the Treasury, Revenue, AAA, 5%, 6/15/41 .... 26,000,000 30,515,475
State of New Jersey Division of Property Management & Construction, Revenue,
2018 C, 5%, 6/15/34 .............................................. 4,600,000 5,584,197
State of New Jersey Division of Property Management & Construction, Revenue,
2018 C, 5%, 6/15/35 .............................................. 4,800,000 5,814,678
New Jersey Educational Facilities Authority , State of New Jersey , Revenue , 2016 B ,
5% , 9/01/36 ...................................................... 14,000,000 16,413,334
New Jersey Higher Education Student Assistance Authority ,
Revenue, Senior Lien, 2018 A, 4%, 12/01/33 ............................. 2,800,000 3,038,371
Revenue, Senior Lien, 2020 B, 3.5%, 12/01/39 ............................ 8,000,000 8,497,010
New Jersey Transportation Trust Fund Authority ,
Revenue, 2006 C, NATL Insured, Zero Cpn., 12/15/31 ...................... 6,275,000 5,076,722
Revenue, 2009 A, Zero Cpn., 12/15/36 .................................. 500,000 337,942
Revenue, 2009 A, Zero Cpn., 12/15/39 .................................. 71,750,000 43,334,546
Revenue, 2010 A, Zero Cpn., 12/15/40 .................................. 4,750,000 2,764,441
Revenue, 2011 B, 5.25%, 6/15/36 ..................................... 10,000,000 10,054,385
Revenue, 2013 AA, 5%, 6/15/44 ....................................... 1,000,000 1,079,091
Revenue, 2014 BB-1, 5%, 6/15/31 ..................................... 3,000,000 3,766,642
Revenue, 2014 BB-1, 5%, 6/15/34 ..................................... 3,250,000 4,043,351

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, (continued)
Revenue, 2015 AA, 5%, 6/15/45 ....................................... $ 15,000,000 $ 17,034,447
Revenue, 2018 A, Refunding, 5%, 12/15/32 .............................. 18,400,000 22,993,508
Revenue, 2018 A, Refunding, 5%, 12/15/35 .............................. 8,200,000 10,164,134
Revenue, 2019 A, Refunding, 5%, 12/15/39 .............................. 785,000 968,000
Revenue, 2019 BB, 4%, 6/15/38 ....................................... 2,000,000 2,283,117
Revenue, 2019 BB, 4%, 6/15/44 ....................................... 4,000,000 4,509,258
Revenue, 2019 BB, 5%, 6/15/44 ....................................... 5,150,000 6,253,026
Revenue, 2020 AA, 4%, 6/15/45 ....................................... 5,160,000 5,887,929
Revenue, 2020 AA, 5%, 6/15/45 ....................................... 4,840,000 6,003,808
Revenue, 2020 AA, 4%, 6/15/50 ....................................... 35,255,000 40,010,307
Revenue, 2020 AA, 5%, 6/15/50 ....................................... 16,245,000 20,040,774
d
Revenue, 2022 A, 4%, 6/15/39 ........................................ 10,000,000 11,162,680
d
Revenue, 2022 A, 4%, 6/15/41 ........................................ 7,500,000 8,310,013
New Jersey Turnpike Authority ,
Revenue, 2015 E, 5%, 1/01/45 ........................................ 11,475,000 13,186,465
Revenue, 2021 A, 4%, 1/01/42 ........................................ 6,075,000 7,215,448
Revenue, D, 5%, 1/01/28 ............................................ 15,265,000 18,592,622
State of New Jersey ,
GO, 2020 A, 4%, 6/01/30 ............................................ 11,450,000 14,061,864
GO, 2020 A, 4%, 6/01/31 ............................................ 7,000,000 8,696,932
GO, 2020 A, 3%, 6/01/32 ............................................ 18,000,000 20,432,901
GO, 2020 A, 4%, 6/01/32 ............................................ 5,500,000 6,911,633
461,846,976
New Mexico 0.3%
New Mexico Hospital Equipment Loan Council ,
Presbyterian Healthcare Services Obligated Group, Revenue, 2015 A, 5%, 8/01/44 10,000,000 11,571,620
Presbyterian Healthcare Services Obligated Group, Revenue, 2017 A, Refunding,
5%, 8/01/46 .................................................... 15,000,000 17,992,107
San Juan Regional Medical Center, Inc., Revenue, 2020, Refunding, 4%, 6/01/33 . 1,000,000 1,147,468
San Juan Regional Medical Center, Inc., Revenue, 2020, Refunding, 4%, 6/01/35 . 1,000,000 1,141,177
31,852,372
New York 12.2%
Buffalo & Erie County Industrial Land Development Corp. , D'Youville College , Revenue ,
2020 A , Refunding , 4% , 11/01/40 ...................................... 2,200,000 2,536,618
City of New York ,
GO, 2002 D, 5.5%, 6/01/24 .......................................... 180,000 180,734
GO, 2003 F, 5.25%, 1/15/23 .......................................... 5,000 5,019
GO, 2018 E-1, 5%, 3/01/40 .......................................... 14,570,000 17,831,538
GO, 2021 A, Refunding, 4%, 8/01/34 ................................... 4,290,000 5,160,312
GO, 2021 C, 4%, 8/01/40 ............................................ 6,500,000 7,660,376
GO, 2021 C, 4%, 8/01/41 ............................................ 3,000,000 3,522,887
GO, 2021 F-1, 5%, 3/01/37 .......................................... 4,625,000 6,042,571
Hudson Yards Infrastructure Corp. , Revenue, Senior Lien , 2012 A , AGMC Insured , 5% ,
2/15/47 ......................................................... 15,480,000 15,531,400
Long Island Power Authority , Revenue , 2016 B , Refunding , 5% , 9/01/46 ..........
13,000,000 15,382,704
Metropolitan Transportation Authority ,
Revenue, 2012 A-1, 5%, 11/15/40 ..................................... 30,000,000 32,194,806
Revenue, 2013 A, 5%, 11/15/38 ....................................... 11,800,000 12,673,272
Revenue, 2013 B, 5%, 11/15/43 ....................................... 8,000,000 8,574,044
Revenue, 2015 A, 5%, 11/15/40 ....................................... 7,000,000 7,948,884
Revenue, 2015 D-1, Refunding, 5%, 11/15/32 ............................ 1,250,000 1,454,793
Revenue, 2016 B, Refunding, 5%, 11/15/28 .............................. 2,885,000 3,502,980
Revenue, 2016 C-1, 5.25%, 11/15/56 ................................... 14,765,000 17,410,235
Revenue, 2016 D, Refunding, 5%, 11/15/31 .............................. 1,180,000 1,414,016

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Metropolitan Transportation Authority, (continued)
Revenue, 2017 A-2, Refunding, 5%, 11/15/26 ............................. $ 4,425,000 $ 5,442,365
Revenue, 2017 C-1, Refunding, 5%, 11/15/33 ............................ 1,780,000 2,184,052
Revenue, 2017 C-2, Refunding, Zero Cpn., 11/15/29 ....................... 2,090,000 1,766,007
Revenue, 2019 A-2, 5%, 11/15/45 ..................................... 46,270,000 55,717,163
Revenue, 2020 A-1, 4%, 11/15/45 ..................................... 10,000,000 11,355,629
Revenue, 2020 A-1, 5%, 11/15/48 ..................................... 7,000,000 8,590,376
Revenue, 2020 C-1, 4.75%, 11/15/45 ................................... 13,220,000 15,944,216
Revenue, 2020 C-1, 5%, 11/15/50 ..................................... 12,150,000 14,887,842
Revenue, 2020 C-1, 5.25%, 11/15/55 ................................... 24,500,000 30,472,010
Revenue, 2020 D, 5%, 11/15/44 ....................................... 17,000,000 21,193,769
Revenue, 2020 D, 4%, 11/15/50 ....................................... 20,000,000 22,742,996
Monroe County Industrial Development Corp. , University of Rochester , Revenue , 2020
A , 4% , 7/01/50 .................................................... 5,000,000 5,800,331
New York City ,
Water & Sewer System, Revenue, 2013 DD, 5%, 6/15/35 .................... 30,705,000 33,643,149
Water & Sewer System, Revenue, 2014-BB, 5%, 6/15/46 .................... 15,000,000 16,358,727
Water & Sewer System, Revenue, 2015 FF, Refunding, 5%, 6/15/39 ............ 10,000,000 11,702,832
Water & Sewer System, Revenue, 2015 HH, Refunding, 5%, 6/15/39 ........... 15,000,000 17,554,248
Water & Sewer System, Revenue, 2017 CC, Refunding, 5%, 6/15/46 ........... 32,500,000 39,166,202
Water & Sewer System, Revenue, 2019 DD-1, 5.25%, 6/15/49 ................ 12,000,000 14,945,533
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 3%, 1/01/33 1,750,000 1,945,551
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 3%, 1/01/34 1,000,000 1,100,810
Yankee Stadium LLC, Revenue, 2020 A, Refunding, AGMC Insured, 4%, 3/01/45 .. 6,000,000 6,985,884
New York City Transitional Finance Authority ,
Building Aid, Revenue, 2011 S-2A, 5%, 7/15/40 ........................... 35,000,000 35,307,034
Building Aid, Revenue, 2012 S-1A, 5.25%, 7/15/37 ......................... 30,300,000 30,586,826
Future Tax Secured, Revenue, 2011 C, Refunding, 5%, 11/01/39 .............. 5,000 5,002
Future Tax Secured, Revenue, 2014 A-1, 5%, 11/01/34 ...................... 15,000,000 16,710,073
Future Tax Secured, Revenue, 2016 E-1, 5%, 2/01/38 ...................... 10,000,000 11,937,517
Future Tax Secured, Revenue, 2017 B, 5%, 8/01/36 ........................ 10,000,000 12,126,530
Future Tax Secured, Revenue, 2017 B, 5%, 8/01/38 ........................ 10,000,000 12,103,666
Future Tax Secured, Revenue, 2017 F-1, 5%, 5/01/42 ...................... 11,095,000 13,634,415
Future Tax Secured, Revenue, 2018 C-2, 5%, 5/01/38 ...................... 11,945,000 14,766,752
Future Tax Secured, Revenue, 2018 C-3, 4%, 5/01/43 ...................... 19,800,000 22,681,898
Future Tax Secured, Revenue, 2020 B-1, 4%, 11/01/47 ..................... 10,000,000 11,663,006
Future Tax Secured, Revenue, 2020 C, 4%, 5/01/45 ........................ 3,500,000 4,099,175
Future Tax Secured, Revenue, 2021 A, Refunding, 3%, 11/01/37 .............. 5,500,000 5,944,252
New York Liberty Development Corp. ,
Revenue, 2011 - 1WTC, 5.25%, 12/15/43 ................................ 25,000,000 25,714,357
7 World Trade Center II LLC, Revenue, 2012, 2, Refunding, 5%, 9/15/43 ........ 6,500,000 6,721,957
Goldman Sachs Headquarters LLC, Revenue, 2005, Refunding, 5.25%, 10/01/35 .. 40,000,000 57,047,044
Goldman Sachs Headquarters LLC, Revenue, 2007, 5.5%, 10/01/37 ........... 24,995,000 37,377,233
New York Power Authority , Revenue , 2020 A , Refunding , 4% , 11/15/45 ...........
8,055,000 9,468,969
New York State Dormitory Authority ,
Revenue, 2018 E, Pre-Refunded, 5%, 3/15/46 ............................ 5,000 6,487
Revenue, 2018 E, 5%, 3/15/46 ........................................ 73,125,000 90,488,509
State of New York Personal Income Tax, Revenue, 2015 B, 5%, 2/15/40 ......... 20,000,000 23,157,320
State of New York Personal Income Tax, Revenue, 2017 B, Refunding, 5%, 2/15/42 24,410,000 29,738,815
State of New York Personal Income Tax, Revenue, 2019 D, Refunding, 4%, 2/15/47 50,000,000 57,734,165
State of New York Sales Tax, Revenue, 2017 A, 5%, 3/15/43 ................. 10,000,000 12,042,588
State of New York Sales Tax, Revenue, 2018 A, 5%, 3/15/45 ................. 25,000,000 30,584,530
State of New York Sales Tax, Revenue, 2018 C, Refunding, 5%, 3/15/42 ........ 33,280,000 40,937,139
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/42 ........ 59,480,000 74,109,748
New York State Thruway Authority ,
Revenue, 2019 B, 4%, 1/01/45 ........................................ 20,000,000 22,859,120

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Thruway Authority, (continued)
Revenue, Junior Lien, 2016 A, 5%, 1/01/51 .............................. $ 9,000,000 $ 10,519,254
New York State Urban Development Corp. ,
State of New York Personal Income Tax, Revenue, 2019 A, 4%, 3/15/47 ......... 15,200,000 17,399,868
State of New York Personal Income Tax, Revenue, 2020 A, 4%, 3/15/45 ......... 12,000,000 14,022,335
New York Transportation Development Corp. ,
Delta Air Lines, Inc., Revenue, 2018, 5%, 1/01/34 .......................... 5,560,000 6,740,106
Delta Air Lines, Inc., Revenue, 2020, 4%, 10/01/30 ......................... 5,750,000 6,809,682
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/35 ......................... 10,800,000 13,792,278
Port Authority of New York & New Jersey ,
Revenue, 179, 5%, 12/01/38 ......................................... 20,000,000 22,302,918
Revenue, 218, 4%, 11/01/47 ......................................... 8,000,000 9,134,699
Revenue, 221, 4%, 7/15/45 .......................................... 5,500,000 6,308,866
Revenue, 223, Refunding, 5%, 7/15/32 ................................. 2,775,000 3,660,903
Revenue, 223, Refunding, 5%, 7/15/33 ................................. 2,240,000 2,935,670
Revenue, 223, Refunding, 4%, 7/15/34 ................................. 3,620,000 4,364,275
Revenue, 223, Refunding, 4%, 7/15/35 ................................. 3,750,000 4,498,052
Revenue, 223, Refunding, 4%, 7/15/36 ................................. 2,700,000 3,218,711
d
Revenue, 226, Refunding, 5%, 10/15/32 ................................. 1,800,000 2,342,569
d
Revenue, 226, Refunding, 5%, 10/15/33 ................................. 2,080,000 2,691,655
d
Revenue, 226, Refunding, 5%, 10/15/34 ................................. 2,470,000 3,181,281
d
Revenue, 226, Refunding, 5%, 10/15/35 ................................. 2,100,000 2,695,001
d
Revenue, 226, Refunding, 5%, 10/15/36 ................................. 2,250,000 2,874,933
Suffolk County Water Authority , Revenue , 2020 B , 3% , 6/01/45 .................
15,000,000 16,198,903
Triborough Bridge & Tunnel Authority ,
Revenue, 1999-B, Pre-Refunded, 5.5%, 1/01/30 ........................... 12,885,000 13,345,407
Revenue, 2020 A, 5%, 11/15/54 ....................................... 8,500,000 10,722,531
1,387,840,905
North Carolina 1.1%
County of Wake , GO , 2010-C , Refunding , 5% , 3/01/25 .......................
21,780,000 25,669,346
North Carolina Eastern Municipal Power Agency ,
Revenue, 1993 B, ETM, 6%, 1/01/22 ................................... 1,250,000 1,298,437
Revenue, 1993 B, ETM, 6.25%, 1/01/23 ................................. 39,030,000 42,978,622
North Carolina Medical Care Commission , Presbyterian Homes Obligated Group ,
Revenue , 2020 A , 5% , 10/01/50 ....................................... 2,200,000 2,616,313
North Carolina Turnpike Authority ,
Revenue, 2009 B, AGMC Insured, Zero Cpn., 1/01/33 ...................... 25,000,000 20,104,595
Revenue, 2009 B, AGMC Insured, Zero Cpn., 1/01/34 ...................... 15,000,000 11,725,738
Revenue, 2009 B, AGMC Insured, Zero Cpn., 1/01/35 ...................... 15,215,000 11,566,484
Revenue, 2018 A, Refunding, 4%, 1/01/39 ............................... 10,000,000 11,675,044
127,634,579
North Dakota 0.4%
North Dakota Housing Finance Agency ,
Revenue, 2019 F, 3.05%, 7/01/43 ...................................... 2,480,000 2,598,839
Revenue, 2020 A, 3%, 7/01/40 ........................................ 2,500,000 2,642,280
State Board of Higher Education of the State of North Dakota ,
Revenue, 2019 A, AGMC Insured, 4%, 4/01/44 ............................ 10,000,000 11,515,496
Revenue, 2019 A, AGMC Insured, 4%, 4/01/50 ............................ 9,620,000 10,998,905
University of North Dakota ,
COP, 2018 A, 5%, 4/01/48 ........................................... 5,500,000 6,444,511
COP, 2018 A, 5%, 4/01/57 ........................................... 10,000,000 11,548,829
45,748,860

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio 3.5%
Akron Bath Copley Joint Township Hospital District ,
Summa Health System Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/37 $ 3,915,000 $ 4,506,883
Summa Health System Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/38 5,700,000 6,516,877
American Municipal Power, Inc. ,
Revenue, 2015 A, Refunding, 5%, 2/15/39 ............................... 5,000,000 5,557,050
Revenue, 2015 A, Refunding, 5%, 2/15/42 ............................... 2,500,000 2,778,525
Revenue, 2016 A, Refunding, 5%, 2/15/46 ............................... 20,000,000 23,633,000
Revenue, 2019 C, Refunding, 4%, 2/15/39 ............................... 18,795,000 22,198,607
Buckeye Tobacco Settlement Financing Authority ,
Revenue, A-3, Pre-Refunded, 6.5%, 6/01/37 ............................. 15,000,000 15,985,821
Revenue, Senior Lien, 2020 A-2, 1, Refunding, 4%, 6/01/48 .................. 10,235,000 11,572,058
City of Akron , Community Learning Center Income Tax , Revenue , 2012 A , Refunding ,
5% , 12/01/29 ..................................................... 10,000,000 10,464,910
City of Middleburg Heights , Southwest General Health Center Obligated Group ,
Revenue , 2020 A , Refunding , 4% , 8/01/47 ............................... 4,430,000 5,037,887
City of Toledo , Water System , Revenue , 2013 , Refunding , 5% , 11/15/38 ..........
20,000,000 21,739,500
Cleveland-Cuyahoga County Port Authority , County of Cuyahoga , Revenue , 2013 , 5% ,
7/01/37 ......................................................... 6,000,000 8,518,990
County of Butler , UC Health Obligated Group , Revenue , 2016 , Refunding , 5% ,
11/15/45 ........................................................ 7,500,000 8,771,948
County of Franklin ,
OhioHealth Obligated Group, Revenue, 2015, 5%, 5/15/40 ................... 10,000,000 11,586,663
Trinity Health Corp. Obligated Group, Revenue, 2017, 5%, 12/01/46 ............ 10,000,000 11,940,433
Trinity Health Corp. Obligated Group, Revenue, 2017 A-OH, 5%, 12/01/47 ....... 10,800,000 13,050,286
Trinity Health Corp. Obligated Group, Revenue, 2019 A, 4%, 12/01/44 .......... 5,640,000 6,594,304
County of Hamilton ,
Christ Hospital Obligated Group, Revenue, 2012, Pre-Refunded, AGMC Insured, 5%,
6/01/42 ........................................................ 22,500,000 23,671,683
Sewer System, Revenue, 2013 A, Refunding, 5%, 12/01/38 .................. 12,000,000 13,335,938
UC Health Obligated Group, Revenue, 2020, 5%, 9/15/50 ................... 7,500,000 9,295,621
Kent State University , Revenue , 2012 A , Pre-Refunded , 5% , 5/01/37 .............
10,500,000 11,009,831
Miami University , Revenue , 2020 A , Refunding , 4% , 9/01/45 ...................
6,030,000 7,195,630
Northeast Ohio Regional Sewer District ,
Revenue, 2017, Refunding, 4%, 11/15/38 ................................ 10,000,000 11,723,694
Revenue, 2017, Refunding, 4%, 11/15/43 ................................ 10,000,000 11,609,045
Ohio Higher Educational Facility Commission ,
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/42 ........... 1,350,000 1,528,107
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/45 ........... 1,185,000 1,335,424
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/50 ........... 2,530,000 2,844,169
Ohio State University (The) , Revenue , 2013 A , 5% , 6/01/38 ....................
10,000,000 10,900,897
Ohio Turnpike & Infrastructure Commission ,
Revenue, 2018 A, 5%, 2/15/43 ........................................ 20,000,000 24,365,178
Revenue, Junior Lien, 2013 A-4, Zero Cpn., 2/15/35 ........................ 35,000,000 43,428,910
State of Ohio ,
Cleveland Clinic Health System Obligated Group, Revenue, 2017 A, Refunding, 4%,
1/01/36 ........................................................ 6,500,000 7,600,521
Cleveland Clinic Health System Obligated Group, Revenue, 2019 B, 4%, 1/01/43 .. 12,130,000 14,203,501
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/38 640,000 725,862
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/40 855,000 965,008
University Hospitals Health System, Inc. Obligated Group, Revenue, 2012 A, AGMC
Insured, 5%, 1/15/41 .............................................. 7,000,000 7,226,973
393,419,734
Oklahoma 0.1%
Edmond Public Works Authority ,
Revenue, 2017, 5%, 7/01/42 ......................................... 4,000,000 4,856,357

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oklahoma (continued)
Edmond Public Works Authority, (continued)
Revenue, 2017, 5%, 7/01/47 ......................................... $ 4,500,000 $ 5,432,221
McGee Creek Authority , Revenue , 1992 , NATL Insured , 6% , 1/01/23 .............
80,000 85,076
Norman Regional Hospital Authority , Norman Regional Hospital Authority Obligated
Group , Revenue , 2019 , 5% , 9/01/45 .................................... 3,500,000 4,294,050
14,667,704
Oregon 1.7%
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/50 ...
12,210,000 14,636,278
Medford Hospital Facilities Authority , Asante Health System Obligated Group , Revenue ,
2020 A , Refunding , 5% , 8/15/50 ....................................... 4,000,000 5,076,374
Oregon City School District No. 62 , GO , 2018 B , Refunding , 5% , 6/15/49 ..........
20,000,000 24,909,066
Oregon Health & Science University , Oregon Health & Science University Obligated
Group , Revenue , 2019 A , Refunding , 4% , 7/01/44 ......................... 1,685,000 1,965,843
Port of Portland ,
Airport, Revenue, 25 B, 5%, 7/01/49 .................................... 12,720,000 15,453,274
Airport, Revenue, Twenty-Seven A, 5%, 7/01/45 ........................... 23,000,000 28,438,978
Salem Hospital Facility Authority , Salem Health Obligated Group , Revenue , 2019 A ,
Refunding , 5% , 5/15/44 ............................................. 16,880,000 20,832,928
Salem-Keizer School District No. 24J ,
GO, 2020 A, Zero Cpn., 6/15/39 ....................................... 2,800,000 1,833,628
GO, 2020 A, Zero Cpn., 6/15/40 ....................................... 4,500,000 2,848,706
State of Oregon ,
Department of Transportation, Revenue, Sub. Lien, 2019 A, Refunding, 4%, 11/15/42 15,000,000 17,828,279
Housing & Community Services Department, Revenue, 2018 A, 3.6%, 1/01/33 .... 8,070,000 8,786,130
Housing & Community Services Department, Revenue, 2018 D, 3.8%, 7/01/34 .... 8,120,000 8,976,387
University of Oregon ,
Revenue, 2018 A, 5%, 4/01/48 ........................................ 14,500,000 17,662,030
Revenue, 2020 A, 5%, 4/01/50 ........................................ 15,000,000 18,935,842
Washington Clackamas & Yamhill Counties School District No. 88J ,
GO, 2018 A, Zero Cpn., 6/15/41 ....................................... 5,725,000 2,937,614
GO, 2018 A, Zero Cpn., 6/15/42 ....................................... 5,900,000 2,891,675
GO, 2018 A, Zero Cpn., 6/15/43 ....................................... 5,500,000 2,577,895
196,590,927
Pennsylvania 2.2%
Allegheny County Sanitary Authority , Revenue , 2013 , BAM Insured , 5.25% , 12/01/44
5,000,000 5,600,822
Bucks County Water and Sewer Authority ,
Revenue, 2011, Pre-Refunded, AGMC Insured, 5%, 12/01/33 ................. 5,500,000 5,655,525
Revenue, 2011, Pre-Refunded, AGMC Insured, 5%, 12/01/37 ................. 10,520,000 10,817,476
Revenue, 2011, Pre-Refunded, AGMC Insured, 5%, 12/01/41 ................. 5,110,000 5,254,496
City of Philadelphia ,
Airport, Revenue, 2020 C, Refunding, 4%, 7/01/45 ......................... 1,500,000 1,714,494
Airport, Revenue, 2020 C, Refunding, 4%, 7/01/50 ......................... 1,825,000 2,074,697
Water & Wastewater, Revenue, 2015 A, 5%, 7/01/45 ....................... 15,000,000 16,866,171
Commonwealth Financing Authority ,
Commonwealth of Pennsylvania Department of Community & Economic
Development, Revenue, 2013 A-2, Pre-Refunded, 5%, 6/01/42 .............. 5,400,000 5,684,217
Commonwealth of Pennsylvania Department of Community & Economic
Development, Revenue, 2015 A, 5%, 6/01/33 ........................... 4,550,000 5,326,508
Commonwealth of Pennsylvania , GO, First Series , 2015 , Refunding , AGMC Insured ,
5% , 8/15/26 ...................................................... 20,805,000 24,967,007
Delaware County Regional Water Quality Control Authority ,
Revenue, 2016, 5%, 11/01/41 ........................................ 5,000,000 6,014,198
Revenue, 2016, 5%, 11/01/46 ........................................ 10,315,000 12,298,279

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Erie City Water Authority , Revenue , 2016 , Refunding , 5% , 12/01/43 ..............
$ 5,000,000 $ 5,996,045
Geisinger Authority , Geisinger Health System Obligated Group , Revenue , 2020 A ,
Refunding , 4% , 4/01/39 ............................................. 9,000,000 10,640,207
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 4%,
11/15/43 ....................................................... 600,000 682,944
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 5%,
11/15/45 ....................................................... 1,000,000 1,195,460
Meadowood Corp. Obligated Group (The), Revenue, 2018 A, Refunding, 5%,
12/01/48 ....................................................... 9,000,000 9,994,765
Montour School District ,
GO, 2015A & B, AGMC Insured, 5%, 4/01/40 ............................. 3,170,000 3,668,293
GO, 2015A & B, AGMC Insured, 5%, 4/01/41 ............................. 2,000,000 2,309,736
GO, 2015A & B, AGMC Insured, 5%, 4/01/42 ............................. 2,000,000 2,304,177
Pennsylvania Higher Educational Facilities Authority ,
Drexel University, Revenue, 2020 A, Refunding, AGMC Insured, 4%, 5/01/40 ..... 3,575,000 4,161,712
Drexel University, Revenue, 2020 A, Refunding, AGMC Insured, 4%, 5/01/41 ..... 5,425,000 6,298,243
Pennsylvania Turnpike Commission ,
Revenue, 2009 C, AGMC Insured, 6.25%, 6/01/33 ......................... 5,000,000 6,318,829
Revenue, 2020 B, 5%, 12/01/45 ....................................... 5,000,000 6,377,092
Revenue, 2020 B, 5%, 12/01/50 ....................................... 8,000,000 10,156,494
Philadelphia Gas Works Co. , Revenue , Sixteenth A , AGMC Insured , 4% , 8/01/45 ...
4,000,000 4,634,051
School District of Philadelphia (The) ,
GO, 2016 F, Refunding, 5%, 9/01/33 ................................... 6,415,000 7,744,459
GO, 2016 F, Refunding, 5%, 9/01/36 ................................... 4,090,000 4,909,390
Sports & Exhibition Authority of Pittsburgh and Allegheny County , Revenue , 2010 ,
Refunding , AGMC Insured , 5% , 2/01/35 ................................. 18,000,000 18,043,184
State Public School Building Authority , School District of Philadelphia (The) , Revenue ,
2016 A , Refunding , AGMC Insured , 5% , 6/01/32 ........................... 10,000,000 12,148,197
Upper Merion Area School District , GO , 2021 A , 4% , 1/15/46 ...................
5,000,000 5,818,521
Westmoreland County Municipal Authority , Revenue , 2016 , Refunding , BAM Insured ,
5% , 8/15/42 ...................................................... 17,205,000 20,031,405
245,707,094
Rhode Island 0.1%
Rhode Island Health and Educational Building Corp. , Lifespan Obligated Group ,
Revenue , 2016 , Refunding , 5% , 5/15/39 ................................. 5,500,000 6,296,500
Rhode Island Housing and Mortgage Finance Corp. ,
Revenue, 10-A, 6.5%, 10/01/22 ....................................... 170,000 170,668
Revenue, 10-A, 6.5%, 4/01/27 ........................................ 130,000 130,480
Revenue, 15-A, 6.85%, 10/01/24 ...................................... 120,000 120,517
6,718,165
South Carolina 1.3%
City of Columbia ,
Waterworks & Sewer System, Revenue, 2019 A, 4%, 2/01/44 ................. 5,250,000 6,114,175
Waterworks & Sewer System, Revenue, 2019 A, Pre-Refunded, 5%, 2/01/49 ..... 8,000,000 10,489,280
City of Rock Hill ,
Combined Utility System, Revenue, 2016, 5%, 1/01/41 ...................... 7,690,000 8,915,092
Combined Utility System, Revenue, 2016, 5%, 1/01/47 ...................... 5,000,000 5,756,982
County of Greenwood ,
Self Regional Healthcare Auxiliary, Revenue, 2017, Refunding, 4%, 10/01/37 ..... 8,465,000 9,534,957
Self Regional Healthcare Auxiliary, Revenue, 2017, Refunding, 4%, 10/01/39 ..... 1,195,000 1,340,960
South Carolina Jobs-Economic Development Authority ,
Prisma Health Obligated Group, Revenue, 2018 A, Refunding, 5%, 5/01/43 ...... 20,000,000 24,118,328
Prisma Health Obligated Group, Revenue, 2018 A, Refunding, 5%, 5/01/48 ...... 15,000,000 17,924,627

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina (continued)
South Carolina Ports Authority ,
Revenue, 2019 B, 5%, 7/01/44 ........................................ $ 10,000,000 $ 12,253,806
Revenue, 2019 B, 5%, 7/01/54 ........................................ 10,365,000 12,579,367
South Carolina Public Service Authority , Revenue , 2015 A , Refunding , 5% , 12/01/55 .
20,000,000 23,050,728
South Carolina State Housing Finance & Development Authority , Revenue , 2020 A ,
3% , 7/01/40 ...................................................... 2,000,000 2,121,498
Spartanburg Regional Health Services District ,
Spartanburg Regional Health Services District Obligated Group, Revenue, 2020 A,
AGMC Insured, 4%, 4/15/37 ........................................ 1,415,000 1,647,146
Spartanburg Regional Health Services District Obligated Group, Revenue, 2020 A,
AGMC Insured, 4%, 4/15/39 ........................................ 1,410,000 1,633,695
Spartanburg Regional Health Services District Obligated Group, Revenue, 2020 A,
AGMC Insured, 4%, 4/15/45 ........................................ 2,750,000 3,138,372
Spartanburg Regional Health Services District Obligated Group, Revenue, 2020 A,
AGMC Insured, 3%, 4/15/49 ........................................ 1,795,000 1,854,207
142,473,220
South Dakota 1.2%
Huron School District No. 2-2 , GO , 2013 , Refunding , 5% , 6/15/39 ...............
4,000,000 4,496,939
South Dakota Health & Educational Facilities Authority ,
Revenue, 2011 A, 5.125%, 8/01/46 ..................................... 7,000,000 7,073,897
Revenue, 2012 A, Refunding, 5%, 8/01/46 ............................... 6,005,000 6,307,576
Revenue, 2015 A, Refunding, 5%, 8/01/38 ............................... 3,475,000 4,039,928
Avera Health Obligated Group, Revenue, 2017, Refunding, 4%, 7/01/42 ......... 10,000,000 11,071,602
Avera Health Obligated Group, Revenue, 2017, Refunding, 5%, 7/01/46 ......... 51,050,000 60,772,968
Monument Health Obligated Group, Revenue, 2017, 4%, 9/01/37 .............. 10,920,000 12,320,077
Monument Health Obligated Group, Revenue, 2017, 5%, 9/01/40 .............. 10,000,000 11,859,542
Monument Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 9/01/50 ... 12,500,000 14,135,368
South Dakota State Building Authority , Revenue , 2017 A , Refunding , 5% , 6/01/42 ...
5,450,000 6,528,671
138,606,568
Tennessee 2.2%
Chattanooga Health Educational & Housing Facility Board , CommonSpirit Health
Obligated Group , Revenue , 2019 A-1 , Refunding , 4% , 8/01/44 ................ 2,000,000 2,265,850
City of Jackson , West Tennessee Healthcare Obligated Group , Revenue , 2015 ,
Refunding , 4% , 4/01/41 ............................................. 25,000,000 26,686,420
City of Memphis , Electric System , Revenue , 2020 A , 4% , 12/01/50 ..............
6,000,000 7,106,071
Johnson City Health & Educational Facilities Board ,
Mountain States Health Alliance Obligated Group, Revenue, 1998, Pre-Refunded,
NATL Insured, 5.125%, 7/01/25 ...................................... 65,000 66,065
Mountain States Health Alliance Obligated Group, Revenue, 1998, NATL Insured,
ETM, 5.25%, 7/01/28 ............................................. 8,500,000 9,205,911
Knox County Health Educational & Housing Facility Board , Covenant Health Obligated
Group , Revenue , 2016 A , Refunding , 5% , 1/01/42 ......................... 35,000,000 41,191,388
Memphis-Shelby County Airport Authority ,
Revenue, 2018, 5%, 7/01/43 ......................................... 10,000,000 12,026,792
Revenue, 2018, 5%, 7/01/47 ......................................... 11,000,000 13,158,881
Metropolitan Government of Nashville & Davidson County ,
Water & Sewer, Revenue, 2017 A, 5%, 7/01/46 ........................... 6,000,000 7,391,046
Water & Sewer, Revenue, 2017 B, 5%, 7/01/42 ........................... 21,645,000 26,681,791
Water & Sewer, Revenue, 2017 B, 5%, 7/01/46 ........................... 15,925,000 19,617,068
Metropolitan Nashville Airport Authority (The) , Revenue , 2019 B , 5% , 7/01/44 ......
20,000,000 24,766,152
b,f
Tennergy Corp. , Revenue , 2021 A , Mandatory Put , 4% , 9/01/28 ................. 25,000,000 29,669,058
Tennessee Housing Development Agency , Revenue , 2018-4 , Refunding , 4% , 7/01/43
6,265,000 6,905,850
Tennessee State School Bond Authority , Revenue , 2017 A , 5% , 11/01/47 ..........
15,000,000 18,357,876
245,096,219

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas 10.2%
Central Texas Regional Mobility Authority ,
Revenue, Senior Lien, 2015 A, Refunding, 5%, 1/01/45 ..................... $ 5,000,000 $ 5,731,331
Revenue, Senior Lien, 2016, Refunding, 5%, 1/01/40 ....................... 12,505,000 14,522,902
Revenue, Senior Lien, 2016, Refunding, 5%, 1/01/46 ....................... 11,245,000 13,053,576
Revenue, Sub. Lien, 2021 C, 5%, 1/01/27 ............................... 15,000,000 17,832,588
Central Texas Turnpike System ,
Revenue, 2015-B, Refunding, 5%, 8/15/37 ............................... 10,000,000 11,255,103
Revenue, 2015-C, Refunding, 5%, 8/15/37 ............................... 5,000,000 5,595,364
Revenue, 2015-C, Refunding, 5%, 8/15/42 ............................... 20,000,000 22,268,290
Revenue, First Tier, Pre-Refunded, BAM Insured, 5%, 8/15/41 ................ 25,665,000 27,261,028
City of Arlington , Special Tax, Senior Lien , 2018 A , AGMC Insured , 4% , 2/15/44 .....
20,000,000 22,822,364
City of Austin ,
Electric Utility, Revenue, 2015 A, Refunding, 5%, 11/15/45 ................... 10,000,000 11,708,544
Water & Wastewater System, Revenue, 2013 A, Refunding, 5%, 11/15/38 ....... 20,000,000 21,828,902
City of Corpus Christi ,
Utility System, Revenue, Junior Lien, 2013, Pre-Refunded, 5%, 7/15/38 ......... 6,000,000 6,635,282
Utility System, Revenue, Junior Lien, 2013, Pre-Refunded, 5%, 7/15/43 ......... 7,000,000 7,741,163
Utility System, Revenue, Junior Lien, 2015 A, 5%, 7/15/40 ................... 13,200,000 15,309,071
City of Dallas , Revenue , 2009 , Refunding , AGMC Insured , 5.25% , 8/15/34 ........
18,975,000 19,042,720
City of Houston , Combined Utility System , Revenue, First Lien , 2002 C , Refunding , 4% ,
11/15/43 ........................................................ 7,500,000 9,075,341
City of Laredo , Waterworks & Sewer System , Revenue , 2016 , Refunding , 4% , 3/01/41
9,690,000 10,617,173
City of San Antonio , Electric & Gas Systems , Revenue, Junior Lien , 2013 , Pre-
Refunded , 5% , 2/01/38 ............................................. 10,000,000 10,834,098
City of San Marcos , Electric Utility System , Revenue , 2013 , BAM Insured , 5% , 11/01/33
6,300,000 6,722,951
Dallas Area Rapid Transit ,
Revenue, Senior Lien, 2016 A, Refunding, 5%, 12/01/46 .................... 10,000,000 11,707,943
Revenue, Senior Lien, 2016 A, Refunding, 5%, 12/01/48 .................... 12,200,000 14,271,809
Dallas Fort Worth International Airport , Revenue , 2013 D , Refunding , 5.25% , 11/01/32
10,000,000 11,146,363
Ector County Independent School District , GO , 2013 , Pre-Refunded , PSF Guaranty ,
5% , 8/15/36 ...................................................... 10,355,000 11,492,894
Forney Independent School District , GO , 2015 , Refunding , PSF Guaranty , 5% , 8/15/37
15,000,000 17,594,798
Frisco Independent School District , GO , 2016 , PSF Guaranty , 5% , 8/15/46 ........
20,000,000 23,709,396
Goose Creek Consolidated Independent School District , GO , 2013 , Pre-Refunded , PSF
Guaranty , 5% , 2/15/38 .............................................. 6,045,000 6,571,799
Grand Parkway Transportation Corp. ,
Revenue, 2013 B, Zero Cpn., 10/01/45 .................................. 10,000,000 11,451,671
Revenue, 2018 A, 5%, 10/01/48 ....................................... 7,720,000 9,495,169
Revenue, First Tier, 2020 C, Refunding, 4%, 10/01/45 ...................... 15,455,000 18,053,708
d,e
Gulf Coast Authority , Waste Management, Inc. , Revenue , FRN , 2003 B , 1.5% , 5/01/28 2,000,000 2,000,000
Harris County Cultural Education Facilities Finance Corp. ,
Houston Methodist Hospital Obligated Group, Revenue, 2015, 5%, 12/01/45 ..... 30,000,000 34,480,746
Memorial Hermann Health System Obligated Group, Revenue, 2016 A, Refunding,
5%, 7/01/45 .................................................... 15,000,000 17,360,301
Harris County Toll Road Authority (The) , Revenue, Senior Lien , 2018 A , Refunding , 5% ,
8/15/43 ......................................................... 6,000,000 7,433,728
Harris County-Houston Sports Authority ,
Revenue, Senior Lien, 2020 A, Refunding, AGMC Insured, 3.125%, 11/15/56 ..... 5,000,000 5,328,708
Revenue, Third Lien, 2004 A-3, NATL Insured, Zero Cpn., 11/15/37 ............ 6,300,000 2,654,933
Hidalgo County Regional Mobility Authority ,
Revenue, Senior Lien, 2013, Pre-Refunded, 5.25%, 12/01/38 ................. 5,000,000 5,642,654
Revenue, Senior Lien, 2013, Pre-Refunded, 5%, 12/01/43 ................... 5,000,000 5,610,586

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Houston Higher Education Finance Corp. , Houston Baptist University , Revenue , 2021 ,
4% , 10/01/51 ..................................................... $ 1,200,000 $ 1,318,899
Lamar Consolidated Independent School District , GO , 2018 , PSF Guaranty , 5% ,
2/15/43 ......................................................... 30,000,000 36,085,056
Lower Colorado River Authority ,
LCRA Transmission Services Corp., Revenue, 2013 A, Refunding, 5%, 5/15/36 ... 10,000,000 10,888,879
LCRA Transmission Services Corp., Revenue, 2018, Refunding, 5%, 5/15/43 ..... 10,000,000 12,238,728
LCRA Transmission Services Corp., Revenue, 2021, Refunding, 5%, 5/15/34 ..... 1,850,000 2,401,989
LCRA Transmission Services Corp., Revenue, 2021, Refunding, 5%, 5/15/35 ..... 2,225,000 2,883,039
LCRA Transmission Services Corp., Revenue, 2021, Refunding, 5%, 5/15/36 ..... 2,750,000 3,552,131
New Hope Cultural Education Facilities Finance Corp. ,
CHF-Collegiate Housing Corpus Christi II LLC, Revenue, A, Pre-Refunded, 5%,
4/01/48 ........................................................ 7,825,000 9,483,572
CHF-Collegiate Housing Island Campus LLC, Revenue, 2017 A, Pre-Refunded, 5%,
4/01/37 ........................................................ 2,500,000 3,114,551
NCCD-Cain Hall Redevelopment I LLC, Revenue, 2016 A-1, 5%, 4/01/46 ........ 6,000,000 7,085,790
NCCD-College Station Properties LLC, Revenue, A, 5%, 7/01/47 .............. 10,000,000 8,600,000
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/39 ....................................................... 5,650,000 6,203,265
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/49 ....................................................... 11,470,000 12,458,586
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/54 ....................................................... 230,000 249,855
North East Texas Regional Mobility Authority , Revenue, Senior Lien , 2016 A , 5% ,
1/01/41 ......................................................... 16,750,000 19,117,899
North Harris County Regional Water Authority ,
Revenue, Senior Lien, 2016, Refunding, 4%, 12/15/41 ...................... 20,000,000 22,225,476
Revenue, Senior Lien, 2016, Refunding, 5%, 12/15/46 ...................... 18,460,000 22,068,064
North Texas Tollway Authority ,
North Texas Tollway System, Revenue, 2015 A, Refunding, 5%, 1/01/35 ......... 10,000,000 11,511,009
North Texas Tollway System, Revenue, 2015 A, Refunding, 5%, 1/01/38 ......... 10,000,000 11,468,082
North Texas Tollway System, Revenue, First Tier, 2017 A, Refunding, 5%, 1/01/43 . 47,000,000 57,061,826
North Texas Tollway System, Revenue, First Tier, 2017 A, Refunding, 5%, 1/01/48 . 33,500,000 40,443,974
North Texas Tollway System, Revenue, First Tier, I, Refunding, 6.5%, 1/01/43 ..... 25,000,000 29,747,492
North Texas Tollway System, Revenue, Second Tier, 2017 B, Refunding, 5%, 1/01/48 10,000,000 11,979,097
North Texas Tollway System, Revenue, Second Tier, 2018, Refunding, 5%, 1/01/48 25,250,000 30,220,268
Special Projects System, Revenue, 2011 B, Pre-Refunded, Zero Cpn., 9/01/37 .... 7,500,000 4,175,666
Special Projects System, Revenue, 2011 B, Pre-Refunded, Zero Cpn., 9/01/43 .... 7,500,000 2,661,351
Special Projects System, Revenue, 2011 C, Pre-Refunded, Zero Cpn., 9/01/45 .... 25,000,000 37,362,993
Port Freeport , Revenue, Senior Lien , 2019 A , 5% , 6/01/49 .....................
4,000,000 4,783,054
San Antonio Public Facilities Corp. , City of San Antonio , Revenue , 2012 , Refunding ,
4% , 9/15/42 ...................................................... 36,500,000 37,937,085
San Antonio Water System ,
Revenue, Junior Lien, 2018 A, Refunding, 5%, 5/15/43 ...................... 12,000,000 14,839,212
Revenue, Junior Lien, 2018 A, Refunding, 5%, 5/15/48 ...................... 10,000,000 12,290,525
San Jacinto River Authority ,
Revenue, 2011, AGMC Insured, 5%, 10/01/32 ............................ 5,000,000 5,016,563
Revenue, 2011, AGMC Insured, 5%, 10/01/37 ............................ 3,000,000 3,010,399
Southwest Higher Education Authority, Inc. , Southern Methodist University , Revenue ,
2013 A , 5% , 10/01/38 ............................................... 24,380,000 26,909,698
Tarrant County Cultural Education Facilities Finance Corp. ,
CHRISTUS Health Obligated Group, Revenue, 2018 B, 5%, 7/01/43 ........... 10,000,000 12,261,787
Cook Children's Medical Center Obligated Group, Revenue, 2013 A, 5.25%, 12/01/39 10,000,000 11,141,599
Hendrick Medical Center Obligated Group, Revenue, 2013, Pre-Refunded, 5.5%,
9/01/43 ........................................................ 5,350,000 6,004,712
Texas Health Resources Obligated Group, Revenue, 2015 A, 5%, 11/15/52 ...... 5,000,000 5,718,675

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Tarrant County Health Facilities Development Corp. , Texas Health Resources Obligated
Group , Revenue , 1994 , FGIC Insured , ETM, 6% , 9/01/24 .................... $ 3,460,000 $ 3,827,926
Texas Municipal Gas Acquisition & Supply Corp. III ,
Revenue, 2021, Refunding, 5%, 12/15/28 ................................ 4,500,000 5,702,074
Revenue, 2021, Refunding, 5%, 12/15/29 ................................ 7,500,000 9,645,752
Revenue, 2021, Refunding, 5%, 12/15/30 ................................ 8,355,000 10,902,244
Revenue, 2021, Refunding, 5%, 12/15/31 ................................ 6,750,000 8,945,961
Revenue, 2021, Refunding, 5%, 12/15/32 ................................ 7,535,000 10,130,496
Texas Municipal Power Agency , Revenue, Sub. Lien , 2010 , Refunding , 5% , 9/01/40 .
15,250,000 15,302,160
Texas Transportation Commission ,
Revenue, First Tier, 2019 A, Zero Cpn., 8/01/48 ........................... 6,250,000 1,943,270
Revenue, First Tier, 2019 A, Zero Cpn., 8/01/49 ........................... 5,000,000 1,474,186
Revenue, First Tier, 2019 A, Zero Cpn., 8/01/50 ........................... 5,500,000 1,529,260
Texas Water Development Board ,
State Water Implementation Revenue Fund for Texas, Revenue, 2018 B, 4%,
10/15/43 ....................................................... 25,000,000 29,657,653
State Water Implementation Revenue Fund for Texas, Revenue, 2018 B, 5%, 4/15/49 15,000,000 18,909,460
West Travis County Public Utility Agency , Revenue , 2017 , Refunding , BAM Insured ,
4% , 8/15/41 ...................................................... 5,000,000 5,592,717
1,155,949,002
Utah 1.3%
Central Utah Water Conservancy District ,
Revenue, 2017 B, Refunding, 4%, 10/01/37 .............................. 2,600,000 3,057,233
Revenue, 2017 B, Refunding, 4%, 10/01/38 .............................. 10,000,000 11,748,205
City of Lehi , Sales Tax , Revenue , 2021 , AGMC Insured , 4% , 2/01/35 .............
1,170,000 1,433,019
County of Utah , IHC Health Services, Inc. Obligated Group , Revenue , 2020 A , 4% ,
5/15/43 ......................................................... 2,750,000 3,260,166
Jordan Valley Water Conservancy District , Revenue , 2017 B , Refunding , 4% , 10/01/41
6,000,000 6,914,181
Salt Lake City Corp. ,
Airport, Revenue, 2017 A, 5%, 7/01/42 .................................. 15,000,000 17,878,946
Airport, Revenue, 2017 A, 5%, 7/01/47 .................................. 10,000,000 11,896,414
Airport, Revenue, 2018 A, 5%, 7/01/48 .................................. 9,400,000 11,368,781
Airport, Revenue, 2018 A, 5.25%, 7/01/48 ............................... 10,000,000 12,261,262
University of Utah (The) ,
Revenue, 2013 A, Pre-Refunded, 5%, 8/01/43 ............................ 21,975,000 24,374,927
Revenue, 2018 A, 5%, 8/01/44 ........................................ 12,240,000 15,182,920
Utah Infrastructure Agency ,
Revenue, 2021, 3%, 10/15/26 ........................................ 550,000 609,415
Revenue, 2021, 4%, 10/15/28 ........................................ 350,000 416,539
Revenue, 2021, 4%, 10/15/32 ........................................ 540,000 646,253
Revenue, 2021, 4%, 10/15/38 ........................................ 500,000 584,261
Revenue, 2021, 4%, 10/15/41 ........................................ 1,450,000 1,680,771
Revenue, 2021, 3%, 10/15/45 ........................................ 2,000,000 2,056,183
Utah Municipal Power Agency , Revenue , 2016 B , 5% , 7/01/38 ..................
10,000,000 11,788,917
Weber Basin Water Conservancy District , Revenue , 2013 B , Pre-Refunded , 5% ,
4/01/39 ......................................................... 7,180,000 7,847,676
145,006,069
Vermont 0.1%
Vermont Educational & Health Buildings Financing Agency ,
President & Fellows of Middlebury College, Revenue, 2020, Refunding, 5%, 11/01/49 4,000,000 4,984,967
President & Fellows of Middlebury College, Revenue, 2020, Refunding, 4%, 11/01/50 5,000,000 5,741,408
University of Vermont Health Network Obligated Group, Revenue, 2016 A,
Refunding, 5%, 12/01/36 ........................................... 5,000,000 5,899,495
16,625,870

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia 1.2%
Amelia County Industrial Development Authority , Waste Management, Inc. , Revenue ,
2002 , Refunding , 1.45% , 4/01/27 ...................................... $ 2,350,000 $ 2,371,315
Hampton Roads Sanitation District , Revenue , 2018 A , Pre-Refunded , 5% , 10/01/47 ..
14,575,000 18,548,098
Hampton Roads Transportation Accountability Commission ,
Revenue, Senior Lien, 2018 A, 5%, 7/01/42 .............................. 25,000,000 30,660,378
Revenue, Senior Lien, 2020 A, 5.25%, 7/01/60 ............................ 25,000,000 32,176,290
Virginia Commonwealth Transportation Board , Revenue , 2019 , 4% , 5/15/41 .......
13,585,000 15,939,285
Virginia Housing Development Authority , Revenue , 2019 E , 3.1% , 12/01/45 ........
6,760,000 7,086,777
Virginia Resources Authority , Revenue , 2012 A , 5% , 11/01/39 ..................
70,000 74,656
Virginia Small Business Financing Authority ,
95 Express Lanes LLC, Revenue, Senior Lien, 2012, 5%, 1/01/40 ............. 14,535,000 14,942,705
95 Express Lanes LLC, Revenue, Senior Lien, 2019, 5%, 1/01/44 ............. 7,500,000 7,708,355
95 Express Lanes LLC, Revenue, Senior Lien, 2019, 5%, 7/01/49 ............. 3,000,000 3,082,737
National Senior Campuses, Inc. Obligated Group, Revenue, 2020 A, Refunding, 4%,
1/01/45 ........................................................ 4,000,000 4,421,683
137,012,279
Washington 2.7%
City of Seattle ,
Municipal Light & Power, Revenue, 2017 C, Refunding, 4%, 9/01/36 ............ 22,170,000 25,687,676
Municipal Light & Power, Revenue, 2018 A, 4%, 1/01/42 ..................... 10,855,000 12,452,221
County of King , Sewer , Revenue , 2017 , Refunding , 5% , 7/01/49 ................
12,000,000 14,408,581
King County Housing Authority ,
Revenue, 2019, Refunding, 3%, 11/01/39 ................................ 10,000,000 10,830,905
Revenue, 2020, Refunding, 3%, 6/01/40 ................................. 5,000,000 5,391,519
Klickitat County Public Utility District No. 1 , Revenue , 2019 A , Refunding , AGMC
Insured , 3% , 12/01/41 .............................................. 3,030,000 3,242,076
NJB Properties , Revenue , 2006 A , 5% , 12/01/36 ............................
5,000 5,018
North Thurston Public Schools ,
GO, 2020, 4%, 12/01/34 ............................................. 5,000,000 6,149,516
GO, 2020, 4%, 12/01/35 ............................................. 5,000,000 6,108,783
GO, 2020, 4%, 12/01/36 ............................................. 6,000,000 7,277,842
Port of Seattle ,
Revenue, 2018 A, 5%, 5/01/43 ........................................ 15,500,000 18,259,955
Revenue, 2019, 4%, 4/01/44 ......................................... 4,000,000 4,527,776
State of Washington ,
GO, 2019 D, 5%, 6/01/43 ............................................ 11,040,000 13,932,599
GO, 2019 D, 5%, 6/01/44 ............................................ 11,595,000 14,604,025
GO, Senior Lien, 2012 C, Refunding, 5%, 6/01/33 ......................... 5,000,000 5,018,058
University of Washington , Revenue , 2018 , 5% , 4/01/48 .......................
29,450,000 35,707,303
Washington Health Care Facilities Authority ,
Revenue, 2014 D, Pre-Refunded, 5%, 10/01/41 ........................... 150,000 172,892
Revenue, 2014 D, 5%, 10/01/41 ....................................... 9,850,000 11,177,720
Fred Hutchinson Cancer Research Center, Revenue, 2017 A, 5%, 1/01/47 ....... 10,000,000 11,607,157
Multicare Health System Obligated Group, Revenue, 2017 B, Refunding, 4%, 8/15/41 25,000,000 28,576,332
Providence St. Joseph Health Obligated Group, Revenue, 2012 A, 5%, 10/01/42 .. 10,175,000 10,768,543
Seattle Cancer Care Alliance Obligated Group, Revenue, 2020, Refunding, 4%,
9/01/45 ........................................................ 2,610,000 3,036,422
Seattle Cancer Care Alliance Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/45 ........................................................ 2,105,000 2,677,793
Seattle Cancer Care Alliance Obligated Group, Revenue, 2020, Refunding, 4%,
9/01/50 ........................................................ 5,000,000 5,762,319
Seattle Cancer Care Alliance Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/50 ........................................................ 3,000,000 3,796,004
c
Seattle Cancer Care Alliance Obligated Group, Revenue, 144A, 2021, 5%, 12/01/29 250,000 327,682
c
Seattle Cancer Care Alliance Obligated Group, Revenue, 144A, 2021, 5%, 12/01/30 265,000 353,905

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
Washington Health Care Facilities Authority, (continued)
c
Seattle Cancer Care Alliance Obligated Group, Revenue, 144A, 2021, 5%, 12/01/33 $ 250,000 $ 329,828
c
Seattle Cancer Care Alliance Obligated Group, Revenue, 144A, 2021, 3%, 12/01/34 300,000 318,874
c
Seattle Cancer Care Alliance Obligated Group, Revenue, 144A, 2021, 4%, 12/01/40 870,000 1,032,803
c
Seattle Cancer Care Alliance Obligated Group, Revenue, 144A, 2021, 4%, 12/01/45 1,200,000 1,400,422
c
Seattle Cancer Care Alliance Obligated Group, Revenue, 144A, 2021, 4%, 12/01/48 910,000 1,054,278
Seattle Children's Hospital Obligated Group, Revenue, 2015 B, Refunding, 5%,
10/01/38 ....................................................... 15,000,000 17,187,675
Washington Higher Education Facilities Authority , Seattle Pacific University , Revenue ,
2020 A , Refunding , 5% , 10/01/42 ...................................... 3,800,000 4,611,700
Washington State Convention Center Public Facilities District , Revenue , 2018 , 5% ,
7/01/43 ......................................................... 13,870,000 16,426,725
304,222,927
West Virginia 0.9%
Berkeley County Public Service Sewer District , Revenue , 2016 B , Refunding , BAM
Insured , 5% , 6/01/36 ............................................... 1,000,000 1,191,272
West Virginia Hospital Finance Authority ,
Cabell Huntington Hospital Obligated Group, Revenue, 2018 A, Refunding, 5%,
1/01/43 ........................................................ 13,250,000 16,051,253
Charleston Area Medical Center, Inc. Obligated Group, Revenue, 2019 A, Refunding,
5%, 9/01/38 .................................................... 3,040,000 3,710,504
West Virginia United Health System Obligated Group, Revenue, 2017 A, 5%, 6/01/42 7,000,000 8,247,701
West Virginia United Health System Obligated Group, Revenue, 2017 A, 5%, 6/01/47 10,190,000 11,937,995
West Virginia United Health System Obligated Group, Revenue, 2018 A, 5%, 6/01/52 20,700,000 24,609,551
West Virginia University , Revenue , 2014 A , Pre-Refunded , 5% , 10/01/44 ..........
21,800,000 25,328,267
West Virginia Water Development Authority ,
Revenue, 2016 A, Refunding, 5%, 10/01/36 .............................. 5,000,000 6,075,420
Revenue, 2016 A, Refunding, 5%, 10/01/45 .............................. 5,435,000 6,499,256
103,651,219
Wisconsin 1.6%
Ashwaubenon Community Development Authority ,
County of Brown, Revenue, 2019, Zero Cpn., 6/01/49 ....................... 16,185,000 6,160,210
County of Brown, Revenue, 2019, Zero Cpn., 6/01/54 ....................... 48,000,000 14,584,003
City of Superior , DTE Electric Co. , Revenue , E-1991 , Refunding , NATL Insured , 6.9% ,
8/01/21 ......................................................... 3,000,000 3,049,500
Public Finance Authority ,
2017 IAVF Rubix LLC, Revenue, 2020 A, 4.25%, 12/01/50 ................... 3,750,000 3,821,460
b,c
2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 A-2, Mandatory Put, 4%,
12/01/35 ....................................................... 29,600,000 29,907,464
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 A, 5%,
11/15/41 ....................................................... 1,205,000 1,452,875
Appalachian Regional Healthcare System Obligated Group, Revenue, 2021 A, 4%,
7/01/51 ........................................................ 5,705,000 6,486,186
Appalachian Regional Healthcare System Obligated Group, Revenue, 2021 A, 4%,
7/01/56 ........................................................ 2,250,000 2,537,756
Blue Ridge Healthcare Obligated Group, Revenue, 2020 A, Refunding, 3%, 1/01/50 2,185,000 2,277,305
Renown Regional Medical Center, Revenue, 2020 A, Refunding, 4%, 6/01/45 ..... 14,000,000 16,123,534
Wisconsin Center District , Revenue, Junior Lien , 2020 D , AGMC Insured , Zero Cpn.,
12/15/45 ........................................................ 65,000,000 28,545,329
Wisconsin Health & Educational Facilities Authority ,
Ascension Health Credit Group, Revenue, 2013 B-2, 4%, 11/15/43 ............. 10,000,000 11,593,669
Children's Hospital of Wisconsin Obligated Group, Revenue, 2017, Refunding, 4%,
8/15/42 ........................................................ 15,000,000 17,242,363
Marshfield Clinic Health System Obligated Group, Revenue, 2017 C, Refunding, 5%,
2/15/47 ........................................................ 20,000,000 23,100,456

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, (continued)
Thedacare, Inc. Obligated Group, Revenue, 2019, Refunding, 4%, 12/15/37 ...... $ 5,135,000 $ 5,951,248
Wisconsin Masonic Home Obligated Group, Revenue, 2021 A, 4%, 8/15/46 ...... 895,000 1,002,226
Wisconsin Masonic Home Obligated Group, Revenue, 2021 A, 4%, 8/15/51 ...... 1,335,000 1,486,043
Wisconsin Masonic Home Obligated Group, Revenue, 2021 A, 4%, 8/15/55 ...... 1,760,000 1,940,859
177,262,486
Wyoming 0.1%
County of Laramie , Cheyenne Regional Medical Center , Revenue , 2021 , Refunding ,
4% , 5/01/35 ...................................................... 500,000 602,910
Wyoming Community Development Authority , Revenue , 2018 1 , Refunding , 3.65% ,
12/01/33 ........................................................ 2,150,000 2,257,579
Wyoming Municipal Power Agency, Inc. , Revenue , 2017 A , Pre-Refunded , BAM
Insured , 5% , 1/01/42 ............................................... 7,000,000 8,697,712
11,558,201
U.S. Territories 3.8%
District of Columbia 3.1%
District of Columbia ,
GO, 2019 A, 5%, 10/15/44 ........................................... 25,000,000 31,506,077
Revenue, 2006 B-1, BHAC, FGIC Insured, 5%, 2/01/26 ..................... 9,950,000 9,980,287
Revenue, 2006 B-1, BHAC, FGIC Insured, 5%, 2/01/24 ..................... 12,120,000 12,159,126
Revenue, 2006 B-1, BHAC, FGIC Insured, 5%, 2/01/25 ..................... 7,000,000 7,021,845
Association of American Medical Colleges, Revenue, 2011 B, Pre-Refunded, 5.25%,
10/01/41 ....................................................... 15,000,000 15,316,536
Catholic University of America (The), Revenue, 2017 B, 5%, 10/01/42 .......... 20,660,000 24,125,831
Catholic University of America (The), Revenue, 2017 B, 5%, 10/01/47 .......... 24,985,000 29,158,165
Catholic University of America (The), Revenue, 2018, Refunding, 5%, 10/01/43 ... 4,000,000 4,758,822
Children's National Medical Center Obligated Group, Revenue, 2015, Refunding, 5%,
7/15/40 ........................................................ 6,830,000 7,875,197
Gallaudet University, Revenue, 2021 A, Refunding, 5%, 4/01/46 ............... 2,150,000 2,719,836
Gallaudet University, Revenue, 2021 A, Refunding, 5%, 4/01/51 ............... 2,500,000 3,153,087
Income Tax, Revenue, 2019 A, 4%, 3/01/44 .............................. 10,000,000 11,878,750
International School Obligated Group, Revenue, 2019, 5%, 7/01/49 ............ 2,275,000 2,627,335
Tobacco Settlement Financing Corp., Revenue, 2001, 6.5%, 5/15/33 ........... 16,630,000 18,464,302
Water & Sewer Authority, Revenue, Senior Lien, 2018 A, 5%, 10/01/49 .......... 25,000,000 30,774,055
Water & Sewer Authority, Revenue, Sub. Lien, 2019 A, 5%, 10/01/44 ........... 7,350,000 9,414,482
Metropolitan Washington Airports Authority ,
Revenue, 2019 A, Refunding, 5%, 10/01/49 .............................. 15,000,000 18,438,552
Revenue, 2019 A, Refunding, 5%, 10/01/44 .............................. 17,500,000 21,634,522
Dulles Toll Road, Revenue, Second Lien, 2009 C, AGMC Insured, 6.5%, 10/01/41 . 25,000,000 32,122,707
Dulles Toll Road, Revenue, Sub. Lien, 2019 B, Refunding, 4%, 10/01/49 ........ 13,555,000 15,461,478
Washington Convention & Sports Authority , Tax Allocation, Senior Lien , 2010-A , 5% ,
10/01/40 ........................................................ 16,415,000 16,463,170
Washington Metropolitan Area Transit Authority ,
Revenue, 2020 A, 4%, 7/15/45 ........................................ 10,000,000 11,826,395
Revenue, 2020 A, 5%, 7/15/45 ........................................ 10,000,000 12,825,162
349,705,719
Puerto Rico 0.7%
Commonwealth of Puerto Rico , GO , AGMC Insured , 5.5% , 7/01/29 ..............
5,885,000 6,973,407
Puerto Rico Electric Power Authority ,
g
Revenue, 2012A-RSA-1 2012A, 5%, 7/01/42 ............................. 18,925,000 17,552,937
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 2,480,000 2,775,670
g
Revenue, XX-RSA-1, 5.25%, 7/01/40 ................................... 15,000,000 13,950,000
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 1,000,000 1,231,130

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

s
See Abbreviations on page 56 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority, (continued)
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/36 ................... $ 11,980,000 $ 14,752,583
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/28 .................... 2,500,000 2,980,947
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 2,500,000 2,777,972
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 12,135,000 15,087,678
78,082,324
Total U.S. Territories .................................................................... 427,788,043
Total Municipal Bonds (Cost $10,261,596,822) ..................................
11,315,531,707
Total Long Term Investments (Cost $10,263,852,555) ............................
11,317,783,082
a
a a a a
Short Term Investments 0.0%
Municipal Bonds 0.0%
†
California 0.0%
†
h
University of California , Revenue , 2013 AL-4 , Refunding , Daily VRDN and Put , 0.02% ,
5/15/48 ......................................................... 1,600,000 1,600,000
Georgia 0.0%
†
h
Athens-Clarke County Unified Government Development Authority , University of
Georgia Athletic Association, Inc. , Revenue , 2005 B , LOC Wells Fargo Bank NA ,
Daily VRDN and Put , 0.03% , 7/01/35 ................................... 1,875,000 1,875,000
Pennsylvania 0.0%
†
h
Allegheny County Higher Education Building Authority , Carnegie Mellon University ,
Revenue , 2008 A , Refunding , SPA Bank of New York Mellon (The) , Daily VRDN and
Put , 0.03% , 12/01/37 ............................................... 2,000,000 2,000,000
Total Municipal Bonds (Cost $5,475,000) .......................................
5,475,000
Total Short Term Investments (Cost $5,475,000 ) .................................
5,475,000
a
Total Investments (Cost $10,269,327,555) 99.6% ................................
$11,323,258,082
Other Assets, less Liabilities 0.4% .............................................
34,485,269
Net Assets 100.0% ...........................................................
$11,357,743,351
†
Rounds to less than 0.1% of net assets.
a
See Note 3(h) regarding investments in affiliated management investment companies.
b
The maturity date shown represents the mandatory put date.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2021, the aggregate value of these securities was $173,967,154, representing 1.5% of net assets.
d
Security purchased on a when-issued basis. See Note 1(b).
e
The coupon rate shown represents the rate at period end.
f
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
g
See Note 7 regarding defaulted securities.

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

`
h
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Federal Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
April 30, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Federal Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $10,267,071,822
Cost - Non-controlled affiliates (Note 3 h ) ........................................................ 2,255,733
Value - Unaffiliated issuers .................................................................. $11,321,006,707
Value - Non-controlled affiliates (Note 3 h ) ....................................................... 2,251,375
Cash .................................................................................... 161,419
Receivables:
Investment securities sold ................................................................... 4,194,101
Capital shares sold ........................................................................ 7,020,577
Dividends and interest ..................................................................... 127,707,068
Total assets .......................................................................... 11,462,341,247
Liabilities:
Payables:
Investment securities purchased .............................................................. 78,180,084
Capital shares redeemed ................................................................... 16,870,660
Management fees ......................................................................... 4,231,703
Distribution fees .......................................................................... 1,217,014
Transfer agent fees ........................................................................ 1,062,549
Distributions to shareholders ................................................................. 2,451,545
Accrued expenses and other liabilities ........................................................... 584,341
Total liabilities ......................................................................... 104,597,896
Net assets, at value ................................................................. $11,357,743,351
Net assets consist of:
Paid-in capital ............................................................................. $10,723,658,285
Total distributable earnings (losses) ............................................................. 634,085,066
Net assets, at value ................................................................. $11,357,743,351

Franklin Federal Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
April 30, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Federal Tax-
Free Income
Fund
Class A:
Net assets, at value ....................................................................... $1,770,979,019
Shares outstanding ........................................................................ 143,911,944
Net asset value per share
a
.................................................................. $12.31
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $12.79
Class A1:
Net assets, at value ....................................................................... $6,919,288,740
Shares outstanding ........................................................................ 562,236,637
Net asset value per share
a
.................................................................. $12.31
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $12.79
Class C:
Net assets, at value ....................................................................... $543,195,927
Shares outstanding ........................................................................ 44,170,609
Net asset value and maximum offering price per share
a
............................................. $12.30
Class R6:
Net assets, at value ....................................................................... $294,726,720
Shares outstanding ........................................................................ 23,931,154
Net asset value and maximum offering price per share ............................................. $12.32
Advisor Class:
Net assets, at value ....................................................................... $1,829,552,945
Shares outstanding ........................................................................ 148,510,256
Net asset value and maximum offering price per share ............................................. $12.32
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Federal Tax-Free Income Fund
Financial Statements
Statement of Operations
for the year ended April 30, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Federal Tax-
Free Income
Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 h ) ............................................................. $18,887
Interest:
Unaffiliated issuers ........................................................................ 386,644,050
Total investment income ................................................................... 386,662,937
Expenses:
Management fees (Note 3 a ) ................................................................... 49,439,159
Distribution fees: (Note 3c )
    Class A ................................................................................ 3,718,277
    Class A1 ............................................................................... 6,996,135
    Class C ................................................................................ 3,813,237
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 967,487
    Class A1 ............................................................................... 4,512,968
    Class C ................................................................................ 378,178
    Class R6 ............................................................................... 66,809
    Advisor Class ............................................................................ 1,090,724
Custodian fees (Note 4 ) ...................................................................... 52,671
Reports to shareholders ...................................................................... 416,593
Registration and filing fees .................................................................... 284,025
Professional fees ........................................................................... 187,190
Trustees' fees and expenses .................................................................. 134,724
Other .................................................................................... 317,936
Total expenses ......................................................................... 72,376,113
Expense reductions (Note 4 ) ............................................................... (78,653)
Expenses waived/paid by affiliates (Note 3 h and 3 f ) .............................................. (1,710)
Net expenses ......................................................................... 72,295,750
Net investment income ................................................................ 314,367,187
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 23,829,095
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 600,065,585
Non-controlled affiliates (Note 3 h ) ........................................................... (4,358)
Net change in unrealized appreciation (depreciation) ............................................ 600,061,227
Net realized and unrealized gain (loss) ............................................................ 623,890,322
Net increase (decrease) in net assets resulting from operations .......................................... $938,257,509

Franklin Federal Tax-Free Income Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Federal Tax-Free Income Fund
Year Ended
April 30, 2021
Year Ended
April 30, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $314,367,187 $329,536,495
Net realized gain (loss) ................................................. 23,829,095 (40,968,607)
Net change in unrealized appreciation (depreciation) ........................... 600,061,227 (157,229,142)
Net increase (decrease) in net assets resulting from operations ................ 938,257,509 131,338,746
Distributions to shareholders:
Class A ............................................................. (39,853,805) (25,392,441)
Class A1 ............................................................ (198,996,376) (238,491,163)
Class C ............................................................. (13,507,112) (19,532,457)
Class R6 ............................................................ (7,150,728) (6,332,858)
Advisor Class ........................................................ (49,295,844) (39,603,208)
Total distributions to shareholders .......................................... (308,803,865) (329,352,127)
Capital share transactions: (Note 2 )
Class A ............................................................. 585,252,083 572,147,597
Class A1 ............................................................ (324,812,303) (860,761,892)
Class C ............................................................. (151,868,730) (173,859,799)
Class R6 ............................................................ 85,157,247 23,364,313
Advisor Class ........................................................ 271,676,537 279,874,208
Total capital share transactions ............................................ 465,404,834 (159,235,573)
Net increase (decrease) in net assets ................................... 1,094,858,478 (357,248,954)
Net assets:
Beginning of year ....................................................... 10,262,884,873 10,620,133,827
End of year ........................................................... $11,357,743,351 $10,262,884,873

Franklin Federal Tax-Free Income Fund

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Federal Tax-Free Income Fund (Fund) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
The Fund offers five classes of shares: Class A, Class
A1, Class C, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Fund's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an
exchange or on the NASDAQ National Market System are
valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities
are valued within the range of the most recent quoted bid
and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest
and most representative market. Certain equity securities
are valued based upon fundamental characteristics or
relationships to similar securities.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Securities Purchased on a When-Issued Basis or
Delayed Delivery Basis
The Fund purchases securities on a when-issued or delayed
delivery basis, with payment and delivery scheduled for
a future date. These transactions are subject to market
fluctuations and are subject to the risk that the value at
delivery may be more or less than the trade date purchase
price. Although the Fund will generally purchase these
securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient
assets have been segregated for these securities.

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2021, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements

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Annual Report
2. Shares of Beneficial Interest
At April 30, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
April 30, 2021
Year Ended
April 30, 2020
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 63,479,889 $770,686,020 59,617,714 $713,957,350
Shares issued in reinvestment of distributions .......... 3,045,305 37,041,836 1,981,080 23,766,928
Shares redeemed ............................... (18,310,177) (222,475,773) (13,911,324) (165,576,681)
Net increase (decrease) .......................... 48,215,017 $585,252,083 47,687,470 $572,147,597
Class A1 Shares:
Shares sold ................................... 18,955,906 $230,148,692 27,283,498 $326,563,361
Shares issued in reinvestment of distributions .......... 14,554,420 176,881,997 17,709,613 212,584,460
Shares redeemed ............................... (60,238,549) (731,842,992) (117,728,402) (1,399,909,713)
Net increase (decrease) .......................... (26,728,223) $(324,812,303) (72,735,291) $(860,761,892)
Class C Shares:
Shares sold ................................... 7,260,239 $88,151,626 8,968,744 $107,603,111
Shares issued in reinvestment of distributions .......... 1,037,395 12,592,790 1,476,907 17,715,916
Shares redeemed
a
.............................. (20,829,055) (252,613,146) (25,012,960) (299,178,826)
Net increase (decrease) .......................... (12,531,421) $(151,868,730) (14,567,309) $(173,859,799)
Class R6 Shares:
Shares sold ................................... 9,720,742 $118,377,493 6,018,228 $72,175,233
Shares issued in reinvestment of distributions .......... 554,389 6,748,196 481,054 5,777,881
Shares redeemed ............................... (3,292,584) (39,968,442) (4,596,552) (54,588,801)
Net increase (decrease) .......................... 6,982,547 $85,157,247 1,902,730 $23,364,313
Advisor Class Shares:
Shares sold ................................... 46,755,602 $568,572,485 59,408,796 $705,459,688
Shares issued in reinvestment of distributions .......... 3,587,947 43,668,967 2,781,167 33,398,085
Shares redeemed ............................... (28,020,923) (340,564,915) (38,321,983) (458,983,565)
Net increase (decrease) .......................... 22,322,626 $271,676,537 23,867,980 $279,874,208
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements

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Annual Report
a. Management Fees
The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:
For the year ended April 30, 2021, the gross effective investment management fee rate was 0.449% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $247,625
CDSC retained .............................................................................. $156,817
3. Transactions with Affiliates
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
During the year ended April 30, 2021, the Fund paid transfer agent fees of $7,016,166, of which $3,062,888 was retained by
Investor Services.
f. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of each class until August 31, 2021.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the year ended April 30, 2021, these purchase and sale transactions aggregated $348,712,588 and $357,950,000, respectively.
h. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended April 30, 2021, the Fund held investments in affiliated management investment companies as follows:
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended April 30, 2021, the custodian fees were reduced as noted in the Statement of Operations.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Federal Tax-Free Income Fund
Non-Controlled Affiliates
Dividends
Franklin Liberty Federal Tax-Free
Bond ETF ................ $— $2,255,733 $— $— $(4,358) $2,251,375 83,000 $18,887
Total Affiliated Securities .... $— $2,255,733 $— $— $(4,358) $2,251,375 $18,887
3. Transactions with Affiliates
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At April 30, 2021, the capital loss carryforwards were as follows:
During the year ended April 30, 2021 the Fund utilized $27,190,491 of capital loss carryforwards.
The tax character of distributions paid during the years ended April 30, 2021 and 2020 , was as follows:
At April 30, 2021, the cost of investments, net unrealized appreciation (depreciation) and undistributed tax exempt income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended April 30, 2021, aggregated
$2,516,415,978 and $1,759,728,685, respectively.
7. Defaulted Securities
 The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At April
30, 2021, the aggregate value of these securities was $31,502,937, representing 0.3% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has/securities have been identified in the accompanying Statement of Investments.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $219,329,148
Long term ................................................................................ 207,883,652
Total capital loss carryforwards ............................................................... $427,212,800
2021 2020
Distributions paid from:
Tax exempt income ........................................................ $308,803,865 $329,352,127
Cost of investments .......................................................................... $10,269,922,110
Unrealized appreciation ........................................................................ $1,062,238,355
Unrealized depreciation ........................................................................ (8,902,383)
Net unrealized appreciation (depreciation) .......................................................... $1,053,335,972
Distributable earnings:
Undistributed tax exempt income ................................................................. $10,413,432

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements

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Annual Report
8. Concentration of Risk
Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended April 30, 2021, the Fund did not use the
Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2021, in valuing the Fund’s assets carried at fair value, is as follows:
12. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Federal Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... $ 2,251,375 $ — $ — $ 2,251,375
Municipal Bonds ......................... — 11,315,531,707 — 11,315,531,707
Short Term Investments ................... — 5,475,000 — 5,475,000
Total Investments in Securities ........... $2,251,375 $11,321,006,707 $— $11,323,258,082
Selected Portfolio
AGMC Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
BHAC
Berkshire Hathaway Assurance Corp.
COP
Certificate of Participation
ETF
Exchange-Traded Fund
ETM
Escrowed to Maturity
FGIC
Financial Guaranty Insurance Co..
FRN
Floating Rate Note
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
PSF
Permanent School Fund
SPA
Standby Purchase Agreement
11. Fair Value Measurements
(continued)

Franklin Federal Tax-Free Income Fund

franklintempleton.com
Annual Report
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of and Shareholders of Franklin Federal Tax-Free Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Franklin
Federal Tax-Free Income Fund (the "Fund") as of April 30, 2021, the related statement of operations for the year ended April
30, 2021, the statement of changes in net assets for each of the two years in the period ended April 30, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2021 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
June 18, 2021
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Federal Tax-Free Income Fund
Tax Information (unaudited)

franklintempleton.com
Annual Report
Under Section 852(b)(5)(A) of the Internal Revenue Code, the Fund hereby reports 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended April 30, 2021. A portion of the Fund’s exempt-
interest dividends may be subject to the federal alternative minimum tax. By mid-February 2022, shareholders will be notified of amounts for use in preparing their 2021 income tax returns.

Franklin Federal Tax-Free Income Fund
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Fund, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1982 125 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 107 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 126 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Federal Tax-Free Income Fund

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2005
and Lead Independent
Trustee since 2019
126 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-April 2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-May
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 126 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 126 Graham Holdings Company
(education and media organization)
(2011-present); and formerly ,
The Southern Company (energy
company) (2014-2020) previously
(2010-2012) and Cbeyond, Inc.
(business communications provider)
(2010-2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Federal Tax-Free Income Fund

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie Williams (1956) Trustee Since May 2021 107 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric utility)
(2018-present), Devon Energy
Corporation (exploration and
production of oil and gas) (January
2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 137 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board and
Trustee
Since 2013 126 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Ben Barber (1969) Vice President Since July 2020 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; Director, Municipal Bonds; officer of seven of the investment companies in Franklin Templeton;
and formerly , Co-Head of Municipal Bonds, Goldman Sachs Asset Management (1999-2020).
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton.
Independent Board Members
(continued)

Franklin Federal Tax-Free Income Fund

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Breda M. Beckerle (1958) Chief Compliance
Officer
Since October 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 42 of the investment companies in Franklin Templeton.
Sonal Desai, Ph.D. (1963) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of
17 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President
since 2009 and
Co-Secretary since
2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 42 of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 42 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Robert G. Kubilis (1973) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since December 2020 Not Applicable Not Applicable
300 S.E. 2nd Street
Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 39 of the investment companies in Franklin Templeton
Robert Lim (1948) Vice President –
AML Compliance
Since 2016 Not Applicable Not Applicable
300 S.E. 2nd Street
Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 42 of the investment companies in Franklin Templeton.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 42 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Franklin Federal Tax-Free Income Fund

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007-May 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 42 of the investment companies in Franklin Templeton.
Lori A. Weber (1964) Vice President
and Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 42 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Franklin Federal Tax-Free Income Fund
Shareholder Information

franklintempleton.com
Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN FEDERAL TAX-FREE INCOME FUND
(Fund)
At a meeting held on February 23, 2021 (Meeting), the Board
of Trustees (Board) of the Fund, including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees),
reviewed and approved the continuance of the investment
management agreement between Franklin Advisers, Inc.
(Manager) and the Fund (Management Agreement) for
an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of the Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Fund. The Board
noted management’s continuing efforts and expenditures
in establishing effective business continuity plans and
developing strategies to address areas of heightened
concern in the mutual fund industry, such as cybersecurity
in the current work-from-home environment and liquidity risk management.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to enhancing services
and controlling costs, as reflected in its outsourcing of
certain administrative functions, and growth opportunities,

Franklin Federal Tax-Free Income Fund
Shareholder Information

franklintempleton.com
Annual Report
as evidenced by its recent acquisition of the Legg Mason
companies. The Board also noted FT’s attention focused on
expanding the distribution opportunities for all funds in the
FT family of funds.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2020. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional general and insured municipal debt funds. The Board noted that the Fund’s annualized
income return for the one-, three-, five- and 10-year periods was in the first (best) quintile and above the median of
its Performance Universe. The Board also noted that the
Fund’s annualized total return for the three-, five- and
10-year periods was below the median of its Performance
Universe, but for the one-year period was above the median
of its Performance Universe. The Board considered that
the income-oriented investment objective of the Fund is the
primary focus for the Fund’s portfolio management team
and that the evaluation of the Fund’s performance relative
to the Fund’s peers on an annualized income return basis
is consistent with investor expectations and the Fund’s
investment goals. The Board concluded that the Fund’s
performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual report, which
reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally
increase as assets decline and decrease as assets grow,
the Board believed the independent analysis conducted by
Broadridge to be an appropriate measure of comparative
fees and expenses. The Broadridge Management Rate
includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class
A1 shares for the Fund and for Class A shares, Class M
shares and Investor Class shares for each other fund in the
Expense Group. The Board received a description of the
methodology used by Broadridge to select the mutual funds
included in an Expense Group.
The Expense Group for the Fund included the Fund and 10
other general and insured municipal debt funds. The Board
noted that the Management Rate for the Fund was above
the median of its Expense Group, but its actual total expense ratio was below the median and in the first quintile (least
expensive) of its Expense Group. The Board further noted
that the Fund’s Management Rate was less than 6 basis
points higher than the median of its Expense Group. The
Board concluded that the Management Rate charged to the
Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2020, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board further

Franklin Federal Tax-Free Income Fund
Shareholder Information

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Annual Report
noted management’s representation that the profitability
analysis excluded the impact of the recent acquisition of
the Legg Mason companies and that management expects
to incorporate the legacy Legg Mason companies into the
profitability analysis beginning next year. The Board also
noted that PricewaterhouseCoopers LLP, auditor to FRI
and certain FT funds, has been engaged by the Manager to
periodically review and assess the allocation methodologies
to be used solely by the Fund’s Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded
that to the extent economies of scale may be realized by
the Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Fund files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a

Franklin Federal Tax-Free Income Fund
Shareholder Information

franklintempleton.com
Annual Report
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

1116 A 06/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Federal Tax-Free Income Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $78,691 for the fiscal year ended April 30, 2021 and $84,774 for the fiscal year ended April 30, 2020.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended April 30, 2021 and $10,000 for the fiscal year ended April 30, 2020. The services for which these fees were paid included professional fees in connection with tax treatment of equipment lease transactions.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended April 30, 2021 and $4,343 for the fiscal year ended April 30, 2020. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $36,800 for the fiscal year ended April 30, 2021 and $190,144 for the fiscal year ended April 30, 2020. The services for which these fees were paid included professional fees in connection with determining the feasibility of a U.S. direct lending structure, the issuance of an Auditor’s Certificate for South Korean regulatory shareholders disclosures, valuation services related to a fair value engagement, and benchmarking services in connection with the ICI TA Survey.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $36,800 for the fiscal year ended April 30, 2021 and $204,487 for the fiscal year ended April 30, 2020.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee

of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.   N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.                                    N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.           N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

codeofethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and
Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section302

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and
Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

By S\Matthew T. Hinkle__________________________
     Matthew T. Hinkle
     Chief Executive Officer –  Finance and Administration
Date June 25, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\Matthew T. Hinkle__________________________
     Matthew T. Hinkle
     Chief Executive Officer –  Finance and Administration
Date June 25, 2021

By S\Robert G. Kubilis_________________________
     Robert G. Kubilis
     Chief Financial Officer and Chief Accounting Officer
Date June 25, 2021